                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-06650

                         LORD ABBETT RESEARCH FUND, INC.
                         -------------------------------
               (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 11/30

Date of reporting period: 5/31/04
                          -------

ITEM 1:  REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2004
  SEMI-
 ANNUAL
   REPORT

LORD ABBETT
   LARGE-CAP RESEARCH FUND
   SMALL-CAP VALUE FUND


FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT RESEARCH FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Research Fund's strategies and performance for the six-month period ended May 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q.   WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. Favorable economic news and strong U.S. equity returns during November and December brought 2003 to a positive close. Manufacturing, inventory investment and capital spending all showed signs of improvement. Unemployment reports were also encouraging, as inflation and interest rates remained steady through year-end. As a result of the tax bill and a positive macroeconomic environment, capital spending increased, particularly in technology.

     This economic growth continued into the beginning of 2004 largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

     In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher, driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

     Equity prices were roughly flat in April and May, as investors responded to uncertainties surrounding future interest-rate hikes, the continued war in Iraq, the upcoming presidential election and record-high energy prices.

LORD ABBETT LARGE-CAP RESEARCH FUND

Q:   HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A:   For the six-month period ended May 31, 2004, the Fund returned 6.6%,

--------------------------------------------------------------------------------

reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P 500/Barra Value Index,(1) which returned 4.2% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of 05/31/04 are 1 Year: 12.99%, 5 Years: 2.22% and 10 years:
11.54%.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:   WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A:   Stock selection within the information technology sector had a positive impact on the Fund's performance relative to its benchmark. The portfolio best performing technology holding, a communications technology and electronics company, benefited from a management change and a restructuring. The portfolio's largest holding within the sector, a personal computer company, reported strong gains based on their placement of outstanding products in the right market segment.

     Adding to relative performance was the portfolio's underweight within the financials sector. Stock selection within the consumer staples sector was also a positive factor. Consumer staples companies are generally suppliers of food and personal care products. The portfolio benefited from holdings in a number of companies as new management teams, new products and strong cost controls added value.

     The most significant detractor to the Fund's performance relative to its benchmark for the period was stock selection within the materials sector. Metal stocks, including gold stocks, underperformed during the period as the sector responded to fears of a slowdown in the Chinese economy which would reduce demand. Although not as significant as stock selection, the portfolio's overweight position in materials also took away from performance.

     The portfolio's slight underweight position in energy stocks detracted from portfolio performance, as that sector benefited from higher oil prices in the period. Stock selection and the industrials and consumer discretionary sectors also hurt performance. In the latter sector,

--------------------------------------------------------------------------------

media stocks disappointed due to slower-than-expected advertising and greater competition.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT SMALL-CAP VALUE FUND

Q:   HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A:   For the six-month period ended May 31, 2004, the Fund returned 6.5%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Value Index,(1) which returned 7.8% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of 05/31/04 are 1 Year: 23.46 Years: 13.99% and Since Inception (12/13/95): 14.94%.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:   WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A:   Detracting from performance relative to the Fund's benchmark was stock selection within the consumer discretionary sector. The portfolio's largest consumer discretionary holding, a home furnishings company, performed poorly during the period. The consumer discretionary sector includes stocks in the consumer durables, apparel, media, hotel and leisure industries. Also, while the portfolio's benefited from its overweight position within the energy sector, energy stock selection hurt performance. One of the portfolio's larger energy holdings, a company that provides onshore servicing for oil and gas wells, underperformed during the period due to a temporary financial setback.

     Stock selection within the technology sector was the largest contributor to performance for the Fund's six-month period. The portfolio's significant overweight in technology relative to its benchmark hurt performance as that sector did not perform as well in the period, but strong stock selection within the sector more than made up for this in terms of positive performance.

--------------------------------------------------------------------------------

     The portfolio's large underweight position in financial services was also beneficial. Compared with the benchmark, the portfolio had less than half the weight within this sector.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.


     THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT EACH FUND INCLUDING THESE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THESE FUNDS OR ANY LORD ABBETT MUTUAL FUND PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500/Barra Growth and Value indices are constructed by dividing the stocks in an index according to a single attribute: price-to-book ratios. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains companies with lower price-to-book ratios; conversely, the Growth Index contains firms with higher price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(2) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' Prospectuses.

PERFORMANCE: Because of ongoing market volatility, each Fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LARGE-CAP RESEARCH FUND MAY 31, 2004

                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
COMMON STOCKS 98.87%

AEROSPACE & DEFENSE 2.31%
Lockheed Martin Corp.                                   167,500   $        8,298
United Technologies
Corp.                                                    17,500            1,481
                                                                  --------------
TOTAL                                                                      9,779
                                                                  --------------
AIRLINES 1.46%
AMR Corp.*                                              224,800            2,590
Continental Airlines,
Inc. Class B*                                           108,900            1,164
Southwest Airlines Co.                                  157,200            2,438
                                                                  --------------
TOTAL                                                                      6,192
                                                                  --------------
BEVERAGES 2.32%
Diageo plc ADR                                           49,500            2,668
PepsiCo, Inc.                                           134,100            7,157
                                                                  --------------
TOTAL                                                                      9,825
                                                                  --------------
CHEMICALS 4.45%
E.I. du Pont de
Nemours & Co.                                           124,800            5,391
Monsanto Co.                                             80,409            2,774
Potash Corp. of
Saskatchewan(a)                                          32,400            2,819
Praxair, Inc.                                           120,400            4,454
Rohm & Haas Co.                                          87,900            3,388
                                                                  --------------
TOTAL                                                                     18,826
                                                                  --------------
COMMERCIAL BANKS 8.57%
Bank of America Corp.                                    73,624            6,120
Bank of New York
Co., Inc.                                               162,500            4,887
Bank One Corp.                                          192,900            9,346
Mellon Financial Corp.                                  119,500            3,518
Wachovia Corp.                                          144,700            6,831
Wells Fargo & Co.                                        94,300            5,545
                                                                  --------------
TOTAL                                                                     36,247
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES 0.91%
Waste Management, Inc.                                  133,000   $        3,825
                                                                  --------------
COMMUNICATIONS EQUIPMENT 3.34%
Corning, Inc.*                                          189,300            2,345
Motorola, Inc.                                          596,800           11,799
                                                                  --------------
TOTAL                                                                     14,144
                                                                  --------------
COMPUTERS & PERIPHERALS 4.69%
Apple Computer, Inc.*                                   437,512           12,277
EMC Corp.*                                              671,500            7,548
                                                                  --------------
TOTAL                                                                     19,825
                                                                  --------------
DIVERSIFIED FINANCIALS 4.35%
Citigroup, Inc.                                         193,000            8,961
Goldman Sachs Group,
Inc. (The)                                               21,800            2,047
J.P. Morgan Chase & Co.                                  54,000            1,990
Merrill Lynch & Co., Inc.                                94,900            5,390
                                                                  --------------
TOTAL                                                                     18,388
                                                                  --------------
DIVERSIFIED TELECOMMUNICATION
SERVICES 2.70%
BellSouth Corp.                                          75,900            1,894
Qwest Communications
Int'l, Inc.*                                            104,200              391
SBC Communications,
Inc.                                                    158,000            3,745
Verizon Communications,
Inc.                                                    155,200            5,367
                                                                  --------------
TOTAL                                                                     11,397
                                                                  --------------
ELECTRIC UTILITIES 2.63%
Constellation Energy
Group, Inc.                                              63,600            2,432
FPL Group, Inc.                                          22,400            1,428
PG&E Corp.*                                              75,500            2,152
Progress Energy, Inc.                                    81,000            3,451
Public Service Enterprise
Group, Inc.                                              39,300            1,657
                                                                  --------------
TOTAL                                                                     11,120
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND MAY 31, 2004

                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT 0.54%
Emerson Electric Co.                                     38,500   $        2,298
                                                                  --------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS 0.92%
Agilent Technologies,
Inc.*                                                    95,100            2,444
Solectron Corp.*                                        264,800            1,456
                                                                  --------------
TOTAL                                                                      3,900
                                                                  --------------
ENERGY EQUIPMENT & SERVICES 0.80%
Baker Hughes, Inc.                                       99,243            3,377
                                                                  --------------
FOOD & STAPLES RETAILING 0.55%
CVS Corp.                                                55,800            2,326
                                                                  --------------
FOOD PRODUCTS 4.17%
Archer-Daniels-
Midland Co.                                             124,200            2,065
General Mills, Inc.                                     126,700            5,835
H.J. Heinz Co.                                           57,400            2,143
Kellogg Co.                                              96,300            4,083
Kraft Foods, Inc. Class A                               116,800            3,488
                                                                  --------------
TOTAL                                                                     17,614
                                                                  --------------
HEALTHCARE EQUIPMENT & SUPPLIES 1.84%
Baxter Int'l., Inc.                                     128,700            4,047
Guidant Corp.                                            68,500            3,722
                                                                  --------------
TOTAL                                                                      7,769
                                                                  --------------
HEALTHCARE PROVIDERS & SERVICES 1.79%
Cardinal Health, Inc.                                    49,900            3,379
CIGNA Corp.                                              61,800            4,190
                                                                  --------------
TOTAL                                                                      7,569
                                                                  --------------
HOUSEHOLD DURABLES 0.47%
Newell Rubbermaid, Inc.                                  85,100            2,006
                                                                  --------------
HOUSEHOLD PRODUCTS 0.51%
Kimberly Clark Corp.                                     32,800            2,161
                                                                  --------------
INDUSTRIAL CONGLOMERATES 3.36%
3M Co.                                                   83,000   $        7,018
Tyco Int'l. Ltd.(a)                                     233,800            7,199
                                                                  --------------
TOTAL                                                                     14,217
                                                                  --------------
INSURANCE 4.60%
Allstate Corp.                                           73,700            3,241
American Int'l. Group,
Inc.                                                    121,992            8,942
Hartford Financial
Group, Inc.                                              65,300            4,318
St. Paul Travelers Cos,
Inc. (The)                                               74,718            2,965
                                                                  --------------
TOTAL                                                                     19,466
                                                                  --------------
MACHINERY 6.43%
Caterpillar, Inc.                                        32,400            2,441
Deere & Co.                                             165,300           10,860
Dover Corp.                                             105,300            4,102
Eaton Corp.                                             131,800            7,691
Illinois Tool Works, Inc.                                12,300            1,106
Parker-Hannifin Corp.                                    18,100            1,006
                                                                  --------------
TOTAL                                                                     27,206
                                                                  --------------
MEDIA 8.45%
Clear Channel
Comm, Inc.                                              125,100            4,966
Comcast Corp. Class A*                                  246,907            7,000
Cox Communications,
Inc. Class A*                                            40,300            1,266
Gannett Co., Inc.                                        14,400            1,264
The Walt Disney Co.                                     403,000            9,458
Time Warner, Inc.*                                       12,600              215
Tribune Co.                                             100,900            4,873
Viacom, Inc. Class B                                    181,650            6,701
                                                                  --------------
TOTAL                                                                     35,743
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
LARGE-CAP RESEARCH FUND MAY 31, 2004

                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
METALS & MINING 2.35%
Alcoa, Inc.                                             106,000   $        3,318
Barrick Gold Corp.(a)                                    60,400            1,248
Newmont Mining Corp.                                    135,700            5,389
                                                                  --------------
TOTAL                                                                      9,955
                                                                  --------------
MULTI-LINE RETAIL 1.15%
Target Corp.                                            108,700            4,859
                                                                  --------------
OFFICE ELECTRONICS 1.83%
Xerox Corp.*                                            570,300            7,722
                                                                  --------------
OIL & GAS 9.89%
BP plc ADR                                              126,500            6,705
Exxon Mobil Corp.                                       416,080           17,995
Total S.A. ADR                                          182,200           17,141
                                                                  --------------
TOTAL                                                                     41,841
                                                                  --------------
PAPER & FOREST PRODUCTS 2.05%
International Paper Co.                                 159,200            6,675
Weyerhaeuser Co.                                         33,100            2,002
                                                                  --------------
TOTAL                                                                      8,677
                                                                  --------------
PERSONAL PRODUCTS 0.80%
Gillette Co.                                             78,600            3,387
                                                                  --------------
PHARMACEUTICALS 4.34%
Abbott Laboratories                                      70,400            2,901
Merck & Co., Inc.                                        85,400            4,039
Novartis AG ADR                                         102,300            4,621
Schering-Plough Corp.                                   125,500            2,121
Wyeth                                                   129,300            4,655
                                                                  --------------
TOTAL                                                                     18,337
                                                                  --------------
ROAD & RAIL 1.28%
Canadian National
Railway(a)                                               34,620            1,367
CSX Corp.                                               111,600            3,527
Union Pacific Corp.                                       9,200              536
                                                                  --------------
TOTAL                                                                      5,430
                                                                  --------------
SEMICONDUCTOR EQUIPMENT &
PRODUCTS 0.36%
Teradyne, Inc.*                                          67,390   $        1,502
                                                                  --------------
SPECIALTY RETAIL 1.34%
The Gap, Inc.                                           235,300            5,682
                                                                  --------------
TEXTILES & APPAREL 1.32%
NIKE, Inc. Class B                                       78,500            5,585
                                                                  --------------
TOTAL COMMON STOCKS
(Cost $352,133,899)                                                      418,197
                                                                  ==============

                                                      PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                 --------------
SHORT-TERM INVESTMENT 1.02%

REPURCHASE AGREEMENT 1.02%
Repurchase Agreement
dated 5/28/2004,
0.98% due 6/1/2004
with State Street Bank &
Trust Co. collateralized
by $4,370,000 of
Federal Home Loan
Mortgage Corp. at 5.5%
due 10/4/2017;
value: $4,408,238;
proceeds: $4,322,159
(Cost $4,321,688)                                $        4,322            4,322
                                                                  ==============
TOTAL INVESTMENTS 99.89%
(Cost $356,455,587)                                               $      422,519
                                                                  ==============

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
SMALL-CAP VALUE FUND MAY 31, 2004

                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
COMMON STOCKS 94.80%

AEROSPACE 3.69%
Curtiss-Wright Corp.^                                   218,700   $       10,290
Hexcel Corp.*^                                          497,300            4,227
Moog, Inc. Class A*                                     396,025           12,316
Orbital Sciences
Corp.*^                                               1,384,100           17,371
                                                                  --------------
TOTAL                                                                     44,204
                                                                  --------------
AGRICULTURE FISHING & RANCHING 0.80%
Delta & Pine Land Co.                                   415,800            9,638
                                                                  --------------
AIR TRANSPORTATION 0.34%
Alaska Air Group, Inc.*^                                175,090            3,607
Frontier Airlines, Inc.*^                                51,100              475
                                                                  --------------
TOTAL                                                                      4,082
                                                                  --------------
AUTO COMPONENTS 0.83%
Modine
Manufacturing Co.^                                      330,000            9,950
                                                                  --------------
AUTO PARTS: AFTER MARKET 0.87%
Keystone Automotive
Industries , Inc.*^                                     226,200            6,221
TBC Corp.*                                              165,500            4,202
                                                                  --------------
TOTAL                                                                     10,423
                                                                  --------------
BANKS 1.44%
KNBT Bancorp, Inc.^                                     489,630            8,319
Signature Bank*^                                        358,000            8,964
                                                                  --------------
TOTAL                                                                     17,283
                                                                  --------------
BANKS: OUTSIDE NEW YORK CITY 3.61%
Alabama National Ban
Corporation^                                             53,600            2,752
Amcore Financial, Inc.^                                 183,000            5,320
Corus Bankshares, Inc.                                  152,500            5,960
Cullen/Frost Bankers,
Inc.^                                                   385,000           16,870
Doral Financial Corp.(a)                                380,000   $       12,316
                                                                  --------------
TOTAL                                                                     43,218
                                                                  --------------
BUILDING: AIR CONDITIONING 0.58%
Lennox International,
Inc.^                                                   418,700            6,900
                                                                  --------------
BUILDING: MATERIALS 2.11%
Hughes Supply, Inc.                                     185,000            9,990
NCI Building Systems,
Inc.*                                                   276,240            8,030
Simpson Manufacturing
Co., Inc.^                                              132,000            7,234
                                                                  --------------
TOTAL                                                                     25,254
                                                                  --------------
CHEMICALS 4.95%
Cytec Industries, Inc.                                  560,000           22,551
Georgia Gulf Corp.^                                     490,000           16,572
OM Group, Inc.*                                         602,200           16,073
Quaker Chemical Corp.^                                  159,000            4,075
                                                                  --------------
TOTAL                                                                     59,271
                                                                  --------------
COMPUTER SERVICES SOFTWARE &
SYSTEMS 4.66%
Aspen Technology, Inc.*^                                917,812            5,791
Electronics for Imaging,
Inc.*                                                   790,000           21,931
Mercury Computer
Systems, Inc.*^                                         458,300           10,280
MICROS Systems, Inc.*^                                  410,000           17,806
                                                                  --------------
TOTAL                                                                     55,808
                                                                  --------------
CONSUMER PRODUCTS 1.29%
Tupperware Corp.                                        388,000            7,089
Yankee Candle Co.*                                      297,300            8,324
                                                                  --------------
TOTAL                                                                     15,413
                                                                  --------------
CONTAINERS & PACKAGING: PAPER &
PLASTIC 0.37%
Graphic Packaging Corp.*^                               691,600            4,468
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2004

                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
COPPER 1.68%
Mueller Industries, Inc.                                615,040   $       20,112
                                                                  --------------
COSMETICS 0.47%
Revlon, Inc. Class A*^                                1,719,000            5,638
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES 0.41%
Jones Lang LaSalle, Inc.*                               196,200            4,948
                                                                  --------------
DIVERSIFIED MANUFACTURING 0.24%
CLARCOR, Inc.                                            68,100            2,888
                                                                  --------------
DRUG & GROCERY STORE CHAINS 1.03%
Casey's General Stores,
Inc.^                                                   755,000           12,329
                                                                  --------------
ELECTRICAL EQUIPMENT &
COMPONENTS 0.92%
Ametek, Inc.                                            410,000           11,074
                                                                  --------------
ELECTRICAL: HOUSEHOLD APPLIANCE 0.68%
Applica, Inc.*                                          823,900            8,091
                                                                  --------------
ELECTRONICS 1.15%
BEI Technologies, Inc.                                  218,000            5,814
Vishay Intertechnology,
Inc.*^                                                  419,800            7,922
                                                                  --------------
TOTAL                                                                     13,736
                                                                  --------------
ELECTRONICS: INSTRUMENTS GAUGES &
METERS 0.45%
Dionex Corp.*                                           106,000            5,338
                                                                  --------------
ELECTRONICS: MEDICAL SYSTEMS 2.26%
Analogic Corp.^                                         265,000           12,224
Haemonetics Corp. of
Mass*^                                                  359,200            9,770
Zoll Medical Corp.*^                                    165,000            5,099
                                                                  --------------
TOTAL                                                                     27,093
                                                                  --------------
ELECTRONICS: SEMI-CONDUCTORS/
COMPONENTS 2.25%
ATMI, Inc.*^                                            425,000   $       10,889
Vitesse Semiconductor
Corp.*^                                               2,805,400           15,317
White Electronic
Designs Corp.*^                                         110,860              708
                                                                  --------------
TOTAL                                                                     26,914
                                                                  --------------
ELECTRONICS: TECHNOLOGY 3.50%
Cubic Corp.^                                            620,000           13,956
Intermagnetics General
Corp.*^                                                 440,071           12,969
Scansource, Inc.*^                                      282,300           15,033
                                                                  --------------
TOTAL                                                                     41,958
                                                                  --------------
ENGINEERING & CONTRACTING
SERVICES 0.77%
URS Corp.*^                                             365,000            9,191
                                                                  --------------
FOREST PRODUCTS 0.92%
Universal Forest
Products, Inc.^                                         382,100           11,066
                                                                  --------------
FUNERAL PARLORS & CEMETERY 1.22%
Stewart Enterprises,
Inc.*^                                                1,950,800           14,670
                                                                  --------------
HEALTHCARE FACILITIES 1.53%
Capital Senior Living
Corp.*                                                  820,000            4,223
Manor Care, Inc.                                        192,600            6,034
Pharmaceutical Prod.
Dev., Inc.*^                                            267,500            8,100
                                                                  --------------
TOTAL                                                                     18,357
                                                                  --------------
HEALTHCARE MANAGEMENT SERVICES 0.80%
American Med. Security
Group, Inc.*^                                           115,000            2,970
Sierra Health Services,
Inc.*^                                                  154,800            6,624
                                                                  --------------
TOTAL                                                                      9,594
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2004

                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
HOTEL/MOTEL 0.92%
The Marcus Corp.                                        680,000   $       11,016
                                                                  --------------
IDENTIFICATION CONTROL &
FILTER DEVICES 0.41%
IDEX Corp.^                                             103,700            4,947
                                                                  --------------
INSURANCE: MULTI-LINE 0.50%
Markel Corp.*                                            21,000            6,038
                                                                  --------------
INSURANCE: PROPERTY-CASUALTY 3.40%
Navigators Group,
Inc. (The)*                                             228,000            6,589
Odyssey Re Holdings
Corp.^                                                  711,500           17,965
Philadelphia Con.
Holding Corp.*                                           85,000            4,818
Selective Insurance Group,
Inc.^                                                   315,300           11,392
                                                                  --------------
TOTAL                                                                     40,764
                                                                  --------------
MACHINERY: ENGINES 1.58%
Briggs & Stratton Corp.^                                250,000           18,970
                                                                  --------------
MACHINERY: INDUSTRIAL/SPECIALTY 2.90%
Enpro Industries, Inc.*^                                298,300            5,769
Tennant Co.                                             270,000           10,260
Woodward Governor
Co.^                                                    281,700           18,719
                                                                  --------------
TOTAL                                                                     34,748
                                                                  --------------
MACHINERY: OIL WELL EQUIPMENT &
SERVICES 4.58%
FMC Technologies, Inc.*                                 440,000           11,867
Grant Prideco, Inc.*                                    635,000            9,849
Grey Wolf, Inc.*^                                     3,500,000           12,775
Helmerich & Payne, Inc.                                 330,000            8,233
Key Energy Services,
Inc.*                                                 1,260,000           12,197
                                                                  --------------
TOTAL                                                                     54,921
                                                                  --------------
MACHINERY: SPECIALTY 0.83%
JLG Industries, Inc.^                                   785,000   $        9,907
                                                                  --------------
MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 2.85%
Biosite Diagnostics,
Inc.*^                                                  218,900            8,706
ICU Medical, Inc.*^                                     143,900            4,793
Molecular Devices
Corp.*^                                                 295,000            5,030
Varian, Inc.*^                                          350,000           15,575
                                                                  --------------
TOTAL                                                                     34,104
                                                                  --------------
MEDICAL SERVICES 1.94%
Covance Inc.*                                           432,900           15,680
Hanger Orthopedic
Group, Inc.*^                                           456,800            7,537
                                                                  --------------
TOTAL                                                                     23,217
                                                                  --------------
METAL FABRICATING 2.27%
Quanex Corp.^                                           610,000           27,176
                                                                  --------------
METALS & MINERALS MISCELLANEOUS 2.77%
Graftech Int'l., Ltd.*                                1,260,000           11,970
Minerals Technologies,
Inc.                                                    245,000           14,087
Stillwater Mining Co.*^                                 472,400            7,157
                                                                  --------------
TOTAL                                                                     33,214
                                                                  --------------
MISC CONSUMER STAPLES 0.96%
Playtex Products, Inc.*                               1,611,100           11,519
                                                                  --------------
MISCELLANEOUS MATERIALS &
PROCESSING 2.86%
Rogers Corp.*^                                          558,480           34,319
                                                                  --------------
MULTI-SECTOR COMPANIES 1.78%
Trinity Industries, Inc.^                               745,000           21,314
                                                                  --------------
OFFSHORE DRILLING 1.06%
Atwood Oceanics, Inc.*^                                 320,000           12,742
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2004

                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
OIL: CRUDE PRODUCERS 0.35%
Range Resources Corp.^                                  145,900   $        1,732
Westport Resources
Corp.*^                                                  69,800            2,415
                                                                  --------------
TOTAL                                                                      4,147
                                                                  --------------
OIL: INTEGRATED DOMESTIC 0.34%
KCS Energy Services,
Inc.*^                                                  321,700            4,024
                                                                  --------------
PUBLISHING: NEWSPAPERS 0.98%
Journal Register Co.*                                   605,200           11,741
                                                                  --------------
RAILROAD EQUIPMENT 0.30%
Wabtec Corp.                                            216,900            3,577
                                                                  --------------
RAILROADS 0.50%
Genesee & Wyoming,
Inc. Class A*^                                          260,250            5,949
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS 1.32%
Government Properties
Trust                                                   295,000            3,068
Nationwide Health
Properties^                                             659,000           12,738
                                                                  --------------
TOTAL                                                                     15,806
                                                                  --------------
RETAIL 4.53%
Barnes & Noble, Inc.*                                   324,800            9,725
Brookstone, Inc.*^                                      195,000            3,765
Pier 1 Imports, Inc.                                  1,297,100           24,450
School Specialty, Inc.*^                                465,000           16,354
                                                                  --------------
TOTAL                                                                     54,294
                                                                  --------------
SAVINGS & LOAN 1.73%
Bank Mutual Corp.^                                      337,529            3,519
W Holding Company,
Inc.^(a)                                                358,131            6,106
Webster Financial Corp.                                 235,900   $       11,049
                                                                  --------------
TOTAL                                                                     20,674
                                                                  --------------
SERVICES: COMMERCIAL 1.80%
Casella Waste Systems,
Inc. Class A*^                                          500,000            6,990
Heidrick & Struggles
Int'l., Inc.*^                                          207,000            5,784
Hudson Highland
Group, Inc.*^                                           187,000            5,189
SM&A*                                                    55,400              449
Steiner Leisure Ltd.*(a)                                160,000            3,134
                                                                  --------------
TOTAL                                                                     21,546
                                                                  --------------
SHIPPING 1.23%
Kirby Corp.*                                            415,000           14,691
                                                                  --------------
SHOES 0.84%
Skechers USA, Inc.
Class A*^                                               874,900           10,061
                                                                  --------------
STEEL 0.77%
Steel Technologies, Inc.                                431,400            9,210
                                                                  --------------
TEXTILES APPAREL MANUFACTURERS 1.29%
Perry Ellis Int'l, Inc.*^                               171,100            4,103
Warnaco Group, Inc.*                                    570,000           11,360
                                                                  --------------
TOTAL                                                                     15,463
                                                                  --------------
TRUCKERS 0.83%
P.A.M. Transportation
Svcs*^                                                  245,000            4,533
USF Corp.^                                              186,100            5,350
                                                                  --------------
TOTAL                                                                      9,883
                                                                  --------------
UTILITIES: WATER 0.56%
Aqua America, Inc.^                                     340,000            6,752
                                                                  --------------
TOTAL COMMON STOCKS
(Cost $948,854,153)                                                    1,135,643
                                                                  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
SMALL-CAP VALUE FUND MAY 31, 2004

                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 22.62%

COLLATERAL FOR SECURITIES ON LOAN 17.59%
State Street Navigator
Securities Lending
Prime Portfolio, 1.06%(b)                           210,668,375   $      210,668
                                                                  --------------

                                                      PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                 --------------
REPURCHASE AGREEMENT 5.03%

Repurchase Agreement
dated 5/28/2004,
0.98% due 6/1/2004 with
State Street Bank &
Trust Co. collateralized by
$34,475,000 of United
States Treasury Bonds
at 8.125% due 8/15/2019
and $15,495,000 of Federal
Home Loan Mortgage Corp.
at 2.25% due 11/24/2006;
value: $61,434,752;
proceeds: $60,234,944                            $       60,229           60,229
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $270,896,761)                                                      270,897
                                                                  ==============
TOTAL INVESTMENTS 117.42%
(Cost $1,219,750,914)                                             $    1,406,540
                                                                  ==============

     * Non-income producing security.
     ^ Security (or a portion of security) on loan. See Note 5.
   (a) Foreign security traded in U.S. dollars.
   (b) Rate shown reflects seven day yield as of May 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2004

                                                                               LARGE-CAP           SMALL-CAP
                                                                           RESEARCH FUND          VALUE FUND
ASSETS:
   Investment in securities, at cost                                     $   356,455,587    $  1,219,750,914
------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                    $   422,519,068    $  1,406,540,192
   Receivables:
     Interest and dividends                                                    1,269,333           1,048,549
     Investment securities sold                                                        -           4,835,168
     Capital shares sold                                                         578,591           1,159,663
   Prepaid expenses and other assets                                              30,085             292,084
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                              424,397,077       1,413,875,656
------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                           -         210,668,375
   Payables:
     Investment securities purchased                                                   -           2,869,342
     Capital shares reacquired                                                   796,546           1,008,239
     Management fee                                                              264,440             745,591
     12b-1 distribution fees                                                     187,706             432,199
     Fund administration                                                          14,092              39,654
     Directors' fees                                                              11,175              35,791
     To affiliate                                                                      -              12,611
   Accrued expenses and other liabilities                                        149,469             202,867
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                           1,423,428         216,014,669
============================================================================================================
NET ASSETS                                                               $   422,973,649    $  1,197,860,987
============================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   365,727,698    $    900,563,154
Undistributed (distributions in excess of) net investment income                 563,482          (3,732,165)
Accumulated net realized gain (loss) on investments                           (9,381,012)        114,240,720
Net unrealized appreciation on investments                                    66,063,481         186,789,278
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $   422,973,649    $  1,197,860,987
============================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $   301,292,400    $    638,480,150
Class B Shares                                                           $    83,246,655    $    179,460,879
Class C Shares                                                           $    38,160,001    $     81,389,481
Class P Shares                                                           $       193,575    $     80,143,058
Class Y Shares                                                           $        81,018    $    218,387,419
OUTSTANDING SHARES BY CLASS:
Class A Shares (20 million and 50 million shares of common
   stock authorized, respectively)                                            11,386,311          24,941,024
Class B Shares (30 million shares of common stock authorized per Fund)         3,255,976           7,408,827
Class C Shares (20 million shares of common stock authorized per Fund)         1,487,451           3,356,437
Class P Shares (20 million shares of common stock authorized per Fund)             7,292           3,138,033
Class Y Shares (30 million shares of common stock authorized per Fund)         3,059.350           8,318,098
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $         26.46    $          25.60
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                          $         28.07    $          27.16
Class B Shares-Net asset value                                           $         25.57    $          24.22
Class C Shares-Net asset value                                           $         25.65    $          24.25
Class P Shares-Net asset value                                           $         26.55    $          25.54
Class Y Shares-Net asset value                                           $         26.48    $          26.25
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2004

                                                                               LARGE-CAP           SMALL-CAP
                                                                           RESEARCH FUND          VALUE FUND
INVESTMENT INCOME:
Dividends from unaffiliated issuers                                      $     4,042,881    $      3,997,884
Dividends from affiliated issuer                                                      --              78,859
Interest                                                                          74,915             282,930
Securities lending-net                                                                 -             148,734
Foreign withholding tax                                                          (98,397)            (14,945)
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        4,019,399           4,493,462
------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                 1,561,265           4,192,507
12b-1 distribution plan-Class A                                                  524,056           1,125,824
12b-1 distribution plan-Class B                                                  423,553             928,896
12b-1 distribution plan-Class C                                                  194,002             417,790
12b-1 distribution plan-Class P                                                      385             146,188
Shareholder servicing                                                            441,862             830,048
Professional                                                                      16,695              34,067
Reports to shareholders                                                           27,662              76,718
Fund administration                                                               83,268             223,600
Custody                                                                            9,990              38,144
Directors' fees                                                                    3,878              10,707
Registration                                                                      35,197              37,702
Subsidy (see Note 3)                                                                   -             118,381
Other                                                                              4,368               8,981
------------------------------------------------------------------------------------------------------------
Gross expenses                                                                 3,326,181           8,189,553
   Expense reductions                                                             (1,433)             (4,222)
------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   3,324,748           8,185,331
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     694,651          (3,691,869)
============================================================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in unaffiliated issuers                       1,847,180         107,471,524
Net realized gain on investments in affiliated issuers                                --           6,507,703
Net change in unrealized appreciation/depreciation on investments             22,108,984         (48,545,707)
============================================================================================================
NET REALIZED AND UNREALIZED GAIN                                              23,956,164          65,433,520
============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    24,650,815    $     61,741,651
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2004

                                                                               LARGE-CAP           SMALL-CAP
INCREASE IN NET ASSETS                                                     RESEARCH FUND          VALUE FUND
OPERATIONS:
Net investment income (loss)                                             $       694,651    $     (3,691,869)
Net realized gain on investments                                               1,847,180         113,979,227
Net change in unrealized appreciation/depreciation on investments             22,108,984         (48,545,707)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          24,650,815          61,741,651
============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                      (599,192)                  -
   Class P                                                                          (597)                  -
   Class Y                                                                          (378)                  -
Net realized gain
   Class A                                                                             -         (33,409,245)
   Class B                                                                             -         (12,214,930)
   Class C                                                                             -          (5,477,258)
   Class P                                                                             -          (3,229,201)
   Class Y                                                                             -          (9,460,860)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                             (600,167)        (63,791,494)
============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             51,409,651         304,222,811
Reinvestment of distributions                                                    569,508          48,589,494
Cost of shares reacquired                                                    (31,833,917)       (124,821,845)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                            20,145,242         227,990,460
============================================================================================================
NET INCREASE IN NET ASSETS                                                    44,195,890         225,940,617
============================================================================================================
NET ASSETS:
Beginning of period                                                          378,777,759         971,920,370
------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $   422,973,649    $  1,197,860,987
============================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $       563,482    $     (3,732,165)
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED NOVEMBER 30, 2003

                                                                               LARGE-CAP           SMALL-CAP
INCREASE IN NET ASSETS                                                     RESEARCH FUND          VALUE FUND
OPERATIONS:
Net investment income (loss)                                             $       481,100    $     (4,555,361)
Net realized gain (loss) on investments                                       (4,393,899)         69,175,832
Net change in unrealized appreciation/depreciation on investments             54,245,352         172,512,238
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          50,332,553         237,132,709
============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                                                             -         (21,303,825)
   Class B                                                                             -         (10,485,449)
   Class C                                                                             -          (4,705,031)
   Class P                                                                             -            (978,096)
   Class Y                                                                             -          (5,696,400)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                    -         (43,168,801)
============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             83,059,077         235,550,069
Reinvestment of distributions                                                          -          30,366,101
Cost of shares reacquired                                                    (58,728,763)       (133,000,120)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                            24,330,314         132,916,050
============================================================================================================
NET INCREASE IN NET ASSETS                                                    74,662,867         326,879,958
============================================================================================================
NET ASSETS:
Beginning of year                                                            304,114,892         645,040,412
------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $   378,777,759    $    971,920,370
============================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $       468,998    $        (40,296)
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP RESEARCH FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     24.88       $     21.27   $     24.75   $     26.83   $     25.32   $     21.91
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .07               .08           .04           .06           .11           .08

  Net realized and
    unrealized gain (loss)                   1.57              3.53         (3.37)        (1.14)         2.74          3.60
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.64              3.61         (3.33)        (1.08)         2.85          3.68
                                      -----------       -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders
    from:

    Net investment income                    (.06)                -             -          (.09)         (.03)         (.10)

    Net realized gain                           -                 -          (.15)         (.91)        (1.31)         (.17)
                                      -----------       -----------   -----------   -----------   -----------   -----------

      Total distributions                    (.06)                -          (.15)        (1.00)        (1.34)         (.27)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     26.46       $     24.88   $     21.27   $     24.75   $     26.83   $     25.32
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.59%(d)         16.97%       (13.52)%       (4.26)%       11.75%        16.99%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .70%(d)          1.46%         1.45%         1.45%         1.54%         1.43%
  Expenses, excluding expense
    reductions                                .70%(d)          1.46%         1.45%         1.45%         1.54%         1.43%
  Net investment income                       .26%(d)           .36%          .16%          .22%          .46%          .33%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $   301,292       $   261,231   $   201,315   $   234,533   $   200,064   $   169,844

  Portfolio turnover rate                    9.62%            34.98%        74.76%        81.79%        74.72%        60.59%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     24.07       $     20.70   $     24.25   $     26.37   $     25.03   $     21.71
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment loss(a)                     (.02)             (.06)         (.10)         (.10)         (.04)         (.09)

  Net realized and
    unrealized gain (loss)                   1.52              3.43         (3.30)        (1.11)         2.69          3.58
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.50              3.37         (3.40)        (1.21)         2.65          3.49
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                        -                 -          (.15)         (.91)        (1.31)         (.17)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     25.57       $     24.07   $     20.70   $     24.25   $     26.37   $     25.03
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.23%(d)         16.28%       (14.10)%       (4.81)%       11.04%        16.21%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.02%(d)          2.10%         2.06%         2.07%         2.15%         2.11%

  Expenses, excluding expense
    reductions                               1.02%(d)          2.10%         2.06%         2.07%         2.15%         2.11%

  Net investment loss                        (.06)%(d)         (.28)%        (.45)%        (.39)%        (.16)%        (.35)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $    83,247       $    80,542   $    70,636   $    85,011   $    79,968   $    68,590

  Portfolio turnover rate                    9.62%            34.98%        74.76%        81.79%        74.72%        60.59%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     24.15       $     20.77   $     24.27   $     26.41   $     25.05   $     21.73
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment loss(a)                     (.02)             (.06)         (.06)         (.11)         (.03)         (.09)

  Net realized and
    unrealized gain (loss)                   1.52              3.44         (3.29)        (1.12)         2.70          3.58
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.50              3.38         (3.35)        (1.23)         2.67          3.49
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                        -                 -          (.15)         (.91)        (1.31)         (.17)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     25.65       $     24.15   $     20.77   $     24.27   $     26.41   $     25.05
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.21%(d)         16.27%       (13.88)%       (4.88)%       11.12%        16.20%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.02%(d)          2.10%         1.87%         2.10%         2.15%         2.11%
  Expenses, excluding expense
    reductions                               1.02%(d)          2.10%         1.87%         2.10%         2.15%         2.11%
  Net investment loss                        (.06)%(d)         (.28)%        (.26)%        (.43)%        (.14)%        (.35)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $    38,160       $    36,778   $    32,109   $    37,149   $    26,954   $    17,567

  Portfolio turnover rate                    9.62%            34.98%        74.76%        81.79%        74.72%        60.59%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                      4/28/1999(c)
                                       5/31/2004        -----------------------------------------------------       TO
                                      (UNAUDITED)          2003          2002          2001          2000       11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     25.01       $     21.37   $     24.87   $     26.92   $     25.36   $     25.09
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .06               .02           .02           .07           .10           .09

  Net realized and
    unrealized gain (loss)                   1.58              3.62         (3.37)        (1.13)         2.78           .21
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.64              3.64         (3.35)        (1.06)         2.88           .30
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders
  from:

  Net investment income                      (.10)                -             -          (.08)         (.01)         (.03)

  Net realized gain                             -                 -          (.15)         (.91)        (1.31)            -
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.10)                -          (.15)         (.99)        (1.32)         (.03)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     26.55       $     25.01   $     21.37   $     24.87   $     26.92   $     25.36
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.56%(d)         17.03%       (13.54)%       (4.16)%       11.84%         1.20%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .74%(d)          1.55%+        1.51%         1.52%         1.60%          .92%(d)
  Expenses, excluding expense
    reductions                                .74%(d)          1.55%+        1.51%         1.52%         1.60%          .92%(d)
  Net investment income                       .22%(d)           .27%+         .10%          .27%          .40%          .34%(d)

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                      4/28/1999(c)
                                       5/31/2004        -----------------------------------------------------       TO
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000       11/30/1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $       194       $       152   $         1   $         1   $         1   $         1

  Portfolio turnover rate                    9.62%            34.98%        74.76%        81.79%        74.72%        60.59%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
LARGE-CAP RESEARCH FUND

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                      5/4/1999(c)
                                       5/31/2004        -----------------------------------------------------       TO
                                      (UNAUDITED)          2003          2002          2001          2000       11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     24.93       $     21.23   $     24.61   $     26.74   $     25.30   $     25.21
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .12               .16           .13           .08           .22           .04

  Net realized and
    unrealized gain (loss)                   1.56              3.54         (3.36)        (1.12)         2.64           .09
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.68              3.70         (3.23)        (1.04)         2.86           .13
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders
  from:

  Net investment income                      (.13)                -             -          (.18)         (.11)         (.04)

  Net realized gain                             -                 -          (.15)         (.91)        (1.31)            -
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.13)                -          (.15)        (1.09)        (1.42)         (.04)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     26.48       $     24.93   $     21.23   $     24.61   $     26.74   $     25.30
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.75%(d)         17.43%       (13.19)%       (4.14)%       11.82%          .52%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                .52%(d)          1.10%         1.06%         1.07%         1.15%          .63%(d)

  Expenses, excluding expense
    reductions                                .52%(d)          1.10%         1.06%         1.07%         1.15%          .63%(d)

  Net investment income                       .44%(d)           .72%          .55%          .32%          .85%          .15%(d)

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30               5/4/1999(c)
                                       5/31/2004        -----------------------------------------------------       TO
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000       11/30/1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $        81       $        75   $        54   $         1   $         1   $         1

  Portfolio turnover rate                    9.62%            34.98%        74.76%        81.79%        74.72%        60.59%
===========================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL-CAP VALUE FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     25.66       $     20.29   $     22.02   $     19.60   $     15.63   $     14.36
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment loss(a)                     (.07)             (.10)         (.07)         (.13)         (.19)         (.12)

  Net realized and
    unrealized gain (loss)                   1.65              6.81          (.48)         3.04          4.16          1.39
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.58              6.71          (.55)         2.91          3.97          1.27
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                    (1.64)            (1.34)        (1.18)         (.49)            -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     25.60       $     25.66   $     20.29   $     22.02   $     19.60   $     15.63
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.52%(d)         35.67%        (2.72)%       15.12%        25.40%         8.84%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .67%(d)          1.45%         1.41%         1.43%         1.60%         1.52%
  Expenses, excluding expense
    reductions                                .67%(d)          1.45%         1.41%         1.44%         1.60%         1.52%
  Net investment loss                        (.28)%(d)         (.50)%        (.34)%        (.60)%       (1.04)%        (.80)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $   638,480       $   510,582   $   321,243   $   394,443   $   275,010   $   209,516

  Portfolio turnover rate                   36.44%            66.11%        77.12%        64.76%        76.21%        83.93%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     24.44       $     19.50   $     21.33   $     19.13   $     15.34   $     14.20
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment loss(a)                     (.15)             (.22)         (.20)         (.26)         (.29)         (.22)

  Net realized and
    unrealized gain (loss)                   1.57              6.50          (.45)         2.95          4.08          1.36
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.42              6.28          (.65)         2.69          3.79          1.14
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                    (1.64)            (1.34)        (1.18)         (.49)            -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     24.22       $     24.44   $     19.50   $     21.33   $     19.13   $     15.34
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.17%(d)         34.78%        (3.25)%       14.33%        24.71%         8.03%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .99%(d)          2.07%         2.04%         2.05%         2.23%         2.19%
  Expenses, excluding expense
    reductions                                .99%(d)          2.07%         2.04%         2.06%         2.23%         2.19%
  Net investment loss                        (.60)%(d)        (1.12)%        (.97)%       (1.22)%       (1.67)%       (1.48)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $   179,461       $   182,437   $   153,101   $   182,555   $   153,894   $   155,495

  Portfolio turnover rate                   36.44%            66.11%        77.12%        64.76%        76.21%        83.93%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)           2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     24.46       $     19.52   $     21.31   $     19.13   $     15.34   $     14.20
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment loss(a)                     (.15)             (.22)         (.17)         (.28)         (.29)         (.22)

  Net realized and
    unrealized gain (loss)                   1.58              6.50          (.44)         2.95          4.08          1.36
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.43              6.28          (.61)         2.67          3.79          1.14
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                    (1.64)            (1.34)        (1.18)         (.49)            -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     24.25       $     24.46   $     19.52   $     21.31   $     19.13   $     15.34
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.21%(d)         34.74%        (3.07)%       14.22%        24.71%         8.03%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .99%(d)          2.07%         1.90%         2.16%         2.23%         2.19%
  Expenses, excluding expense
    reductions                                .99%(d)          2.07%         1.90%         2.17%         2.23%         2.19%
  Net investment loss                        (.60)%(d)        (1.12)%        (.83)%       (1.32)%       (1.67)%       (1.48)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)           2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $    81,390       $    81,967   $    69,121   $    81,396   $    51,061   $    45,929

  Portfolio turnover rate                   36.44%            66.11%        77.12%        64.76%        76.21%        83.93%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                      6/23/1999(c)
                                       5/31/2004        -----------------------------------------------------        TO
                                      (UNAUDITED)          2003          2002          2001          2000       11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     25.61       $     20.27   $     22.01   $     19.61   $     15.63   $     16.41
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment loss(a)                     (.08)             (.12)         (.08)         (.14)         (.20)         (.06)

  Net realized and
    unrealized gain (loss)                   1.65              6.80          (.48)         3.03          4.18          (.72)
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.57              6.68          (.56)         2.89          3.98          (.78)
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                    (1.64)            (1.34)        (1.18)         (.49)            -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     25.54       $     25.61   $     20.27   $     22.01   $     19.61   $     15.63
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.49%(d)         35.48%        (2.72)%       15.01%        25.46%        (4.75)%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                .71%(d)          1.52%         1.49%         1.50%         1.68%          .72%(d)

  Expenses, excluding expense
    reductions                                .71%(d)          1.52%         1.49%         1.51%         1.68%          .72%(d)

  Net investment loss                        (.32)%(d)         (.57)%        (.42)%        (.66)%       (1.00)%        (.41)%(d)

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                      6/23/1999(c)
                                       5/31/2004        -----------------------------------------------------        TO
SUPPLEMENTAL DATA:                    (UNAUDITED)           2003          2002          2001          2000      11/30/1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $    80,143       $    47,471   $    14,005   $     4,150   $         1   $         1

  Portfolio turnover rate                   36.44%            66.11%        77.12%        64.76%        76.21%        83.93%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
SMALL-CAP VALUE FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)           2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     26.23       $     20.64   $     22.30   $     19.77   $     15.71   $     14.40
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income (loss)(a)            (.02)             (.02)          .01          (.05)         (.12)         (.07)

  Net realized and
    unrealized gain (loss)                   1.68              6.95          (.49)         3.07          4.18          1.38
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             1.66              6.93          (.48)         3.02          4.06          1.31
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                    (1.64)            (1.34)        (1.18)         (.49)            -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     26.25       $     26.23   $     20.64   $     22.30   $     19.77   $     15.71
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              6.70%(d)         36.10%        (2.31)%       15.56%        25.84%         9.10%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .49%(d)          1.07%         1.04%         1.05%         1.23%         1.19%
  Expenses, excluding expense
    reductions                                .49%(d)          1.07%         1.04%         1.06%         1.23%         1.19%
Net investment income (loss)                 (.10)%(d)         (.12)%         .03%         (.24)%        (.67)%        (.47)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
 SUPPLEMENTAL DATA:                   (UNAUDITED)           2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $   218,387       $   149,463   $    87,570   $    75,402   $    70,122   $    49,608

  Portfolio turnover rate                   36.44%            66.11%        77.12%        64.76%        76.21%        83.93%
============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds: Large-Cap Series ("Large-Cap Research Fund") and Small-Cap Value Series ("Small-Cap Value Fund") (collectively, the "Funds").

Large-Cap Research Fund's investment objective is growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund's investment objective is long-term capital appreciation. Each Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Small-Cap Value Fund is open to certain new investors on a limited basis.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are allocated to the funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P bear all the expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-Each Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on each Fund's average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                 CLASS A       CLASS B    CLASS C    CLASS P
---------------------------------------------------------------
Service                 .25%          .25%       .25%       .20%
Distribution            .10%(1)       .75%       .75%       .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases which is generally amortized over a two-year period. Large-Cap Research Fund and Small-Cap Value Fund collected $1,744 and $643, respectively, of CDSC's during the six months ended May 31, 2004.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid, to authorized dealers, for the six months ended May 31, 2004:

                                     DISTRIBUTOR        DEALERS'
                                     COMMISSIONS     CONCESSIONS
----------------------------------------------------------------
LARGE-CAP RESEARCH FUND                $ 158,265       $ 831,469
SMALL-CAP VALUE FUND                      16,257          93,076

One Director and certain of the Funds' officers have an interest in Lord Abbett.

Small-Cap Value Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Alpha Series of Lord Abbett Securities Trust ("Alpha Series") pursuant to which each Underlying Fund pays a portion of the expenses of Alpha Series in proportion to the average daily value of the Underlying Fund shares owned by Alpha Series.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least semi-annually for Large-Cap Research Fund and at least annually for Small-Cap Value Fund. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended May 31, 2004 and for the fiscal year ended November 30, 2003 are as follows:

                               LARGE-CAP RESEARCH FUND        SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------------
                               5/31/2004    11/30/2003      5/31/2004      11/30/2003
                              (UNAUDITED)                  (UNAUDITED)
--------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income               $   600,167   $        -    $  10,190,962   $          -
Net long-term capital gains             -            -       53,600,532     43,168,801
--------------------------------------------------------------------------------------
  Total distributions         $   600,167   $        -    $  63,791,494   $ 43,168,801
======================================================================================

As of November 30, 2003, the capital loss carryforwards along with the related expiration dates were as follows:

                                  2010           2011          TOTAL
--------------------------------------------------------------------
Large-Cap Research Fund    $ 2,899,066    $ 4,414,926    $ 7,313,992

As of May 31, 2004, the Funds' aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                       LARGE-CAP          SMALL-CAP
                                   RESEARCH FUND         VALUE FUND
-------------------------------------------------------------------
Tax Cost                          $  360,369,787    $ 1,219,514,887
-------------------------------------------------------------------
Gross unrealized gain                 68,557,482        205,636,929
Gross unrealized loss                 (6,408,201)       (18,611,624)
-------------------------------------------------------------------
  Net unrealized security gain    $   62,149,281    $   187,025,305
===================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

At May 31, 2004, the value of securities loaned for Small-Cap Value Fund is $204,778,610. These loans are collateralized by cash of $210,668,375, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $63,743 for the six months ended May 31, 2004, which are netted against securities lending income on the Statement of Operations.

As of May 31, 2004, there were no securities on loan and there was no securities lending activity during the six months ended May 31, 2004 for Large-Cap Research Fund.

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2004 are as follows:

                                       PURCHASES              SALES
-------------------------------------------------------------------
Large-Cap Research Fund           $   74,104,007    $    38,313,819
Small-Cap Value Fund                 525,449,320        385,239,206

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2004.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statements of Operations and in Directors' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.   LINE OF CREDIT

Each Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. At May 31, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six month ended May 31, 2004.

9.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities at any point during the period. Small-Cap Value Fund had the following transactions with affiliated issuers during the six months ended May 31, 2004:

                                                                                                       REALIZED       DIVIDEND
                     BALANCE OF                                    BALANCE OF            VALUE             GAIN         INCOME
                    SHARES HELD          GROSS        GROSS       SHARES HELD               AT     PERIOD ENDED   PERIOD ENDED
AFFILIATES        AT 11/30/2003      PURCHASES        SALES      AT 5/31/2004        5/31/2004        5/31/2004      5/31/2004
------------------------------------------------------------------------------------------------------------------------------
Scansource, Inc.*       534,000              -     (251,700)          282,300    $  15,032,475    $   6,004,136   $          -
The Marcus Corp.*       753,800              -      (73,800)          680,000       11,016,000          503,567         78,859

* No longer an affiliated issuer at May 31,2004.

10.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating each Fund's NAV.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

11.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

12.  SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 120 million shares and 150 million shares of $0.001 par value capital stock for Large-Cap Research Fund and Small-Cap Value Fund, respectively, designated as follows: 20 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Large-Cap Research Fund; and 50 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Small-Cap Value Fund.

LARGE-CAP RESEARCH FUND
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED                        YEAR ENDED
                                                 MAY 31, 2004 (UNAUDITED)                 NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES                                    SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                    1,649,030   $   43,490,052        2,880,499   $   64,714,996
Reinvestment of distributions                     22,480          568,533                -                -
Shares reacquired                               (784,472)     (20,698,327)      (1,847,457)     (38,966,116)
-----------------------------------------------------------------------------------------------------------
Increase                                         887,038   $   23,360,258        1,033,042   $   25,748,880
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                      195,102   $    4,981,778          528,568   $   11,066,796
Shares reacquired                               (285,878)      (7,309,220)        (594,239)     (12,172,653)
-----------------------------------------------------------------------------------------------------------
Decrease                                         (90,776)  $   (2,327,442)         (65,671)  $   (1,105,857)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      113,417   $    2,904,579          342,487   $    7,101,096
Shares reacquired                               (149,119)      (3,825,151)        (365,186)      (7,563,710)
-----------------------------------------------------------------------------------------------------------
Decrease                                         (35,702)  $     (920,572)         (22,699)  $     (462,614)
-----------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                        1,219   $       32,042            7,171   $      165,560
Reinvestment of distributions                         23              597                -                -
Shares reacquired                                    (46)          (1,214)          (1,125)         (26,284)
-----------------------------------------------------------------------------------------------------------
Increase                                           1,196   $       31,425            6,046   $      139,276
-----------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                       45.361   $        1,200              477   $       10,629
Reinvestment of distributions                     14.769              378                -                -
Shares reacquired                                      -               (5)               -                -
-----------------------------------------------------------------------------------------------------------
Increase                                          60.330   $        1,573              477   $       10,629
-----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED                        YEAR ENDED
                                                 MAY 31, 2004 (UNAUDITED)                 NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES                                    SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                    6,782,918   $  173,819,292        7,180,621   $  152,641,665
Reinvestment of distributions                  1,059,500       25,672,623          789,137       14,654,269
Shares reacquired                             (2,802,291)     (71,086,822)      (3,903,123)     (79,537,104)
-----------------------------------------------------------------------------------------------------------
Increase                                       5,040,127   $  128,405,093        4,066,635   $   87,758,830
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                      226,494   $    5,361,380          397,567   $    7,476,943
Reinvestment of distributions                    384,273        8,838,289          412,446        7,341,544
Shares reacquired                               (668,004)     (16,142,570)      (1,195,609)     (22,966,181)
-----------------------------------------------------------------------------------------------------------
Decrease                                         (57,237)  $   (1,942,901)        (385,596)  $   (8,147,694)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      167,941   $    3,948,233          283,691   $    5,342,331
Reinvestment of distributions                    121,312        2,792,590          128,207        2,284,644
Shares reacquired                               (283,875)      (6,885,552)        (602,174)     (11,631,813)
-----------------------------------------------------------------------------------------------------------
Increase (decrease)                                5,378   $     (144,729)        (190,276)  $   (4,004,838)
-----------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                    1,753,800   $   45,032,091        1,670,139   $   35,690,335
Reinvestment of distributions                     77,299        1,869,083           27,682          513,508
Shares reacquired                               (546,952)     (13,894,442)        (535,047)     (11,354,120)
-----------------------------------------------------------------------------------------------------------
Increase                                       1,284,147   $   33,006,732        1,162,774   $   24,849,723
-----------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                    2,881,339   $   76,061,815        1,532,487   $   34,398,795
Reinvestment of distributions                    379,561        9,416,909          294,510        5,572,136
Shares reacquired                               (641,891)     (16,812,459)        (371,626)      (7,510,902)
-----------------------------------------------------------------------------------------------------------
Increase                                       2,619,009   $   68,666,265        1,455,371   $   32,460,029
-----------------------------------------------------------------------------------------------------------

13.  SUBSEQUENT EVENT

At the June 24, 2004 meeting, the Board of Directors of the Company (the "Board") approved changes in the Large-Cap Series (the "Fund"), which will effectively broaden the mandate of the Fund and lower the Fund's management fee for investors. The Fund's name will change to the Large-Cap Core Fund to better reflect the shift in investment style from a large-cap value focus to a blend of value and growth. In addition, the Board also approved a proposal to replace the Fund's current management fee of .75% of average daily net assets with the following schedule:

..70% of the first $1 billion of average daily net assets
..65% of the next $1 billion
..60% of assets over $2 billion

In addition, Lord Abbett has agreed to reimburse the Fund to the extent necessary to maintain total annual operating expenses for Class A at 1.30%, Class B at 1.95%, Class C at 1.95%, Class P at 1.40% and Class Y at .95%. Lord Abbett may stop reimbursing such expenses at any time.

These changes will be effective October 1, 2004.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Company's Forms N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


      This report when not used for the general
  information of shareholders of the Fund, is to be
  distributed only if preceded or accompanied by a
              current Fund Prospectus.                     Lord Abbett Research Fund, Inc.
                                                                 Lord Abbett Large-Cap Series
 Lord Abbett Mutual Fund shares are distributed by:              Lord Abbett Small-Cap Value Series     LARF-3-504
           LORD ABBETT DISTRIBUTOR LLC                                                                      (7/04)
 90 Hudson Street - Jersey City, New Jersey 07302-3973

[LORD ABBETT LOGO]

2004 SEMI-ANNUAL REPORT

LORD ABBETT AMERICA'S VALUE FUND

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

LORD ABBETT AMERICA'S VALUE FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

DEAR SHAREHOLDER: We are pleased to provide you with this six-month overview of Lord Abbett America's Value Fund's strategies and performance for the six-month period ended May 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: Favorable economic news and strong U.S. equity returns during November and December brought 2003 to a positive close. Manufacturing, inventory investment and capital spending all showed signs of improvement. Unemployment reports were also encouraging, as inflation and interest rates remained steady through year-end. As a result of the tax bill and a positive macroeconomic environment, capital spending increased, particularly in technology.

     This economic growth continued into the beginning of 2004 largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

     In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher, driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

     Equity prices were roughly flat in the final two months of the period, as investors responded to uncertainties surrounding future interest-rate hikes, the continued war in Iraq, the upcoming presidential election and record-high energy prices. In the bond market, Treasury yields rose in April and May, reflecting investors' expectations the Federal Reserve Board (the Fed) would begin to raise its key short-term rate, the fed funds rate, sooner rather than later.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A: For the six-month period ended May 31, 2004, the Fund returned 8.5%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P 500,(1) which returned 6.8% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1
Year: 12.74% and Life of Class A Shares (12/27/01): 3.47%.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

     NOTE: Lord Abbett America's Value Fund is not a balanced fund and has the capability to adjust equity and fixed-income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

EQUITY PORTION

A: Strong stock selection within the materials and consumer discretionary sectors contributed to the Fund's performance relative to its benchmark for the six-month period. The consumer discretionary sector includes stocks in the consumer durables, apparel, media, hotel and leisure industries. The portfolio's holdings in the materials sector included positions in the chemicals, paper and container industries. The Fund was overweight both sectors, particularly within the materials sector, which contributed greatly to the Fund's relative performance. Successful efforts to improve profitability by these companies' management teams, as well as the impact of fundamental economic improvement, were the primary reasons for strong performance within both sectors.

     Stock selection within the utilities sector hurt performance, as the sector reacted to expectations of increasing interest rates. Performance within the healthcare sector also suffered, largely as a result of weak stock selection.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

FIXED-INCOME PORTION

     Within the fixed-income component, lower-rated, high-yield bonds generally outperformed their investment-grade counterparts. The strongest performance in the period was derived from equity-related securities, including convertible bonds and preferreds. The Fund had a small weighting in interest-sensitive, investment-grade bonds.

     High-yield convertible bonds benefited from improvements in the overall economy as corporate profitability improved. Rising equity markets, in particular, strengthened the equity component of convertible securities, adding to performance. The Fund's best performers in the high-yield market were in the health services and cable industries. Health services also added to performance within the convertible securities sector, as did holdings in the telecommunications wireless industry.

     Detracting from performance were holdings in telecommunications and transportation companies within the high-yield sector and select credits within media, health services and electronics in the convertible(s) sector. The investment-grade bond sector was the weakest performer in the period.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500 is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, Fund performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2004

                                                                                              SHARES
INVESTMENTS                                                                                    (000)             VALUE
----------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 94.22%

COMMON STOCKS 66.12%

AUTO COMPONENTS 0.96%
Dana Corp.                                                                                       140   $     2,601,675
                                                                                                       ---------------

BIOTECHNOLOGY 0.30%
Amgen, Inc.*                                                                                      15           820,500
                                                                                                       ---------------

CHEMICALS 7.97%
Crompton Corp.                                                                                   469         2,796,945
Dow Chemical Co.                                                                                 121         4,839,870
Eastman Chemical Co.                                                                             144         6,649,790
IMC Global, Inc.                                                                                 278         3,459,855
Monsanto Co.                                                                                     113         3,905,400
                                                                                                       ---------------
TOTAL                                                                                                       21,651,860
                                                                                                       ---------------

COMMERCIAL SERVICES & SUPPLIES 3.79%
R.R. Donnelley & Sons Co.                                                                        214         6,478,666
ServiceMaster Co.                                                                                315         3,824,320
                                                                                                       ---------------
TOTAL                                                                                                       10,302,986
                                                                                                       ---------------

CONTAINERS & PACKAGING 0.79%
Ball Corp.                                                                                        31         2,144,934
                                                                                                       ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES 1.97%
SBC Communications, Inc.                                                                         225         5,341,980
                                                                                                       ---------------

ELECTRIC UTILITIES 6.35%
Ameren Corp.                                                                                     150         6,643,260
Northeast Utilities                                                                              213         4,068,300
Puget Energy, Inc.                                                                               304         6,532,068
                                                                                                       ---------------
TOTAL                                                                                                       17,243,628
                                                                                                       ---------------

ENERGY EQUIPMENT & SERVICES 1.45%
Halliburton Co.                                                                                  136         3,934,920
                                                                                                       ---------------

FOOD & STAPLES RETAILING 1.04%
Albertson's, Inc.                                                                                121         2,823,315
                                                                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                              SHARES
INVESTMENTS                                                                                    (000)             VALUE
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS 3.96%
Archer-Daniels-Midland Co.                                                                        41   $       673,515
H.J. Heinz Co.                                                                                   158         5,881,050
Kellogg Co.                                                                                       99         4,214,560
                                                                                                       ---------------
TOTAL                                                                                                       10,769,125
                                                                                                       ---------------

GAS UTILITIES 2.11%
NiSource, Inc.                                                                                   283         5,727,502
                                                                                                       ---------------

HOUSEHOLD DURABLES 5.77%
Newell Rubbermaid, Inc.                                                                          161         3,785,342
Snap-on, Inc.                                                                                    154         5,192,472
Tupperware Corp.                                                                                 366         6,688,647
                                                                                                       ---------------
TOTAL                                                                                                       15,666,461
                                                                                                       ---------------

INDUSTRIAL CONGLOMERATES 1.71%
Hubbell, Inc.                                                                                    104         4,647,834
                                                                                                       ---------------

INSURANCE 6.60%
Arthur J. Gallagher & Co.                                                                         69         2,188,095
Lincoln National Corp.                                                                            59         2,801,910
Max Re Capital Ltd.(a)                                                                            57         1,157,584
Partner Re Ltd.(a)                                                                                38         2,106,676
SAFECO Corp.                                                                                     107         4,480,260
St. Paul Travelers Cos., Inc. (The)                                                               52         2,043,639
XL Capital Ltd. Class A(a)                                                                        42         3,135,300
                                                                                                       ---------------
TOTAL                                                                                                       17,913,464
                                                                                                       ---------------

LEISURE EQUIPMENT & PRODUCTS 0.47%
Foot Locker, Inc.                                                                                 55         1,288,560
                                                                                                       ---------------

MACHINERY 2.90%
CNH Global N.V.(a)                                                                                61         1,167,982
Cummins, Inc.                                                                                     45         2,632,448
The Timken Co.                                                                                   179         4,077,131
                                                                                                       ---------------
TOTAL                                                                                                        7,877,561
                                                                                                       ---------------

MEDIA 0.24%
Metro-Goldwyn-Mayer, Inc.*                                                                        55           657,517
                                                                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                              SHARES
INVESTMENTS                                                                                    (000)             VALUE
----------------------------------------------------------------------------------------------------------------------
MULTI-LINE RETAIL 2.15%
J.C. Penney Co., Inc.                                                                             89   $     3,198,732
May Department Stores Co.                                                                         92         2,633,854
                                                                                                       ---------------
TOTAL                                                                                                        5,832,586
                                                                                                       ---------------

OIL & GAS 3.38%
ChevronTexaco Corp.                                                                               64         5,812,720
EOG Resources, Inc.                                                                               13           710,619
Kerr-McGee Corp.                                                                                  54         2,649,650
                                                                                                       ---------------
TOTAL                                                                                                        9,172,989
                                                                                                       ---------------

PAPER & FOREST PRODUCTS 3.95%
Georgia-Pacific Corp.                                                                            147         5,251,212
Meadwestvaco Corp.                                                                               198         5,479,808
                                                                                                       ---------------
TOTAL                                                                                                       10,731,020
                                                                                                       ---------------

PHARMACEUTICALS 2.24%
Bristol-Myers Squibb Co.                                                                         219         5,541,711
Mylan Laboratories, Inc.                                                                          24           528,747
                                                                                                       ---------------
TOTAL                                                                                                        6,070,458
                                                                                                       ---------------

REAL ESTATE INVESTMENT TRUSTS 3.50%
Health Care Properties                                                                           233         5,594,184
Healthcare Realty Trust, Inc.                                                                    107         3,899,885
                                                                                                       ---------------
TOTAL                                                                                                        9,494,069
                                                                                                       ---------------

TRADING COMPANIES & DISTRIBUTORS 2.52%
Genuine Parts Co.                                                                                182         6,831,660
                                                                                                       ---------------
TOTAL COMMON STOCKS (COST $163,241,792)                                                                    179,546,604
                                                                                                       ===============

CONVERTIBLE BONDS 6.30%

                                                                                           PRINCIPAL
                                                                 INTEREST      MATURITY       AMOUNT
                                                                     RATE          DATE        (000)
                                                               ----------    ----------   ----------
AEROSPACE & DEFENSE 0.38%
Alliant Techsystems, Inc.+                                           2.75%    2/15/2024   $    1,000         1,028,750
                                                                                                       ---------------

BIOTECHNOLOGY 1.04%
Fisher Scientific Int'l., Inc.                                       2.50%    10/1/2023        2,000         2,820,000
                                                                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           PRINCIPAL
                                                                 INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                          RATE          DATE        (000)             VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES 0.49%
Kroll, Inc.+                                                         1.75%    1/15/2014   $    1,250   $     1,323,438
                                                                                                       ---------------

COMPUTERS & PERIPHERALS 0.50%
EMC Corp.                                                            4.50%     4/1/2007        1,250         1,375,000
                                                                                                       ---------------

ELECTRICAL EQUIPMENT 0.38%
Artesyn Tech., Inc.                                                  5.50%    8/15/2010          700         1,023,750
                                                                                                       ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.73%
Flir Systems, Inc.                                                   3.00%     6/1/2023        1,500         1,998,750
                                                                                                       ---------------

MACHINERY 0.40%
Agco Corp.+                                                          1.75%   12/31/2033        1,000         1,085,000
                                                                                                       ---------------

MEDIA 0.71%
Lamar Advertising Co.                                               2.875%   12/31/2010        1,000         1,055,000
Liberty Media Corp. Class A                                          3.25%    3/15/2031          750           678,750
Sinclair Broadcast Group, Inc.                                      4.875%#   7/15/2018          200           189,000
                                                                                                       ---------------
TOTAL                                                                                                        1,922,750
                                                                                                       ---------------

METALS & MINING 0.61%
Placer Dome, Inc.+(a)                                                2.75%   10/15/2023        1,500         1,670,625
                                                                                                       ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.46%
RF Micro Devices, Inc.                                               1.50%     7/1/2010        1,000         1,253,750
                                                                                                       ---------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.29%
LSI Logic Corp.                                                      4.00%    5/15/2010          750           781,875
                                                                                                       ---------------

SOFTWARE 0.31%
Mentor Graphics Corp.                                               6.875%    6/15/2007          750           832,500
                                                                                                       ---------------
TOTAL CONVERTIBLE BONDS (Cost $15,665,096)                                                                  17,116,188
                                                                                                       ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 INTEREST                     SHARES
INVESTMENTS                                                          RATE                      (000)             VALUE
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 3.70%

AEROSPACE & DEFENSE 0.38%
Northrop Grumman Corp.                                               7.25%                        10   $     1,041,000
                                                                                                       ---------------

CONTAINERS & PACKAGING 0.10%
Temple-Inland, Inc.                                                  7.50%                         5           286,200
                                                                                                       ---------------

DIVERSIFIED FINANCIALS 0.06%
Doral Financial Corp.                                                4.75%                         1           155,438
                                                                                                       ---------------

ELECTRIC UTILITIES 0.50%
FPL Group, Inc.                                                      8.00%                        25         1,366,000
                                                                                                       ---------------

ENERGY EQUIPMENT & SERVICES 1.16%
CMS Energy Corp.+                                                    4.50%                        58         3,148,312
                                                                                                       ---------------

INSURANCE 1.08%
Chubb Corp.                                                          7.00%                        29           797,573
XL Capital Ltd.(a)                                                   6.50%                        85         2,128,400
                                                                                                       ---------------
TOTAL                                                                                                        2,925,973
                                                                                                       ---------------

MEDIA 0.42%
Interpublic Group of Cos., Inc.                                     5.375%                        13           705,108
Sinclair Broadcast Group, Inc.                                       6.00%                        10           430,000
                                                                                                       ---------------
TOTAL                                                                                                        1,135,108
                                                                                                       ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,716,149)                                                        10,058,031
                                                                                                       ===============

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 0.65%

                                                                                           PRINCIPAL
                                                                               MATURITY       AMOUNT
                                                                                   DATE        (000)
                                                                             ----------   ----------
Federal National Mortgage Assoc.                                     6.00%     5/1/2033   $    1,644         1,673,195
Federal National Mortgage Assoc.                                     7.00%     1/1/2032           85            89,237
                                                                                                       ---------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS (Cost $1,787,558)                                                                              1,762,432
                                                                                                       ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           PRINCIPAL
                                                                 INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                          RATE          DATE        (000)             VALUE
----------------------------------------------------------------------------------------------------------------------
HIGH YIELD CORPORATE BONDS 17.45%

AEROSPACE & DEFENSE 0.18%
DRS Tech., Inc.                                                     6.875%    11/1/2013   $      500   $       485,000
                                                                                                       ---------------

AUTO COMPONENTS 0.16%
Eagle-Picher, Inc.                                                   9.75%     9/1/2013          400           429,000
                                                                                                       ---------------

BEVERAGES 0.15%
Le-Natures, Inc.+                                                    9.00%    6/15/2013          400           410,000
                                                                                                       ---------------

BUILDING PRODUCTS 0.09%
Jacuzzi Brands, Inc.                                                9.625%     7/1/2010          220           236,500
                                                                                                       ---------------

CHEMICALS 0.35%
Nalco Co.+                                                          8.875%   11/15/2013          500           525,000
Terra Capital, Inc.                                                 11.50%     6/1/2010          400           434,000
                                                                                                       ---------------
TOTAL                                                                                                          959,000
                                                                                                       ---------------

COMMERCIAL SERVICES & SUPPLIES 0.42%
Iron Mountain, Inc.                                                 6.625%     1/1/2016        1,250         1,143,750
                                                                                                       ---------------

CONSTRUCTION & ENGINEERING 0.11%
Shaw Group, Inc.                                                    10.75%    3/15/2010          300           294,750
                                                                                                       ---------------

CONTAINERS & PACKAGING 1.81%
Anchor Glass Container Corp.                                        11.00%    2/15/2013          200           229,000
BWAY Corp.                                                          10.00%   10/15/2010          200           211,000
Constar Int'l., Inc.                                                11.00%    12/1/2012        1,375         1,216,875
Crown Cork & Seal, Inc.                                             7.375%   12/15/2026        1,000           850,000
Graham Packaging Co., Inc.                                          10.75%    1/15/2009          500           515,000
Owens-Brockway Glass Co.                                            8.875%    2/15/2009          650           685,750
Rayovac Corp.                                                        8.50%    10/1/2013        1,000         1,037,500
Solo Cup Co.+                                                        8.50%    2/15/2014          175           175,875
                                                                                                       ---------------
TOTAL                                                                                                        4,921,000
                                                                                                       ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES 1.48%
Cincinnati Bell, Inc.                                               8.375%    1/15/2014          875           787,500
Qwest Capital Funding                                                7.90%    8/15/2010        2,000         1,730,000
Qwest Communications Int'l, Inc.+                                    4.75%#   2/15/2009          115           106,950
Qwest Communications Int'l, Inc.+                                    7.25%    2/15/2011        1,000           927,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           PRINCIPAL
                                                                 INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                          RATE          DATE        (000)             VALUE
----------------------------------------------------------------------------------------------------------------------
QWEST SERVICES CORP.+                                               13.50%   12/15/2010   $      400   $       463,000
                                                                                                       ---------------
TOTAL                                                                                                        4,014,950
                                                                                                       ---------------

ELECTRIC UTILITIES 0.74%
Mission Energy                                                      13.50%    7/15/2008          385           421,575
NRG Energy, Inc.+                                                    8.00%   12/15/2013        1,000         1,002,500
PSEG Energy Holdings, Inc.                                          8.625%    2/15/2008          250           268,750
TECO Energy, Inc.                                                    7.50%    6/15/2010          300           306,000
                                                                                                       ---------------
TOTAL                                                                                                        1,998,825
                                                                                                       ---------------

FOOD & STAPLES RETAILING 0.13%
Rite Aid Corp.                                                      8.125%     5/1/2010          350           364,000
                                                                                                       ---------------

FOOD PRODUCTS 0.94%
B&G Foods, Inc.                                                     9.625%     8/1/2007          300           306,750
Dole Food Co.                                                       8.875%    3/15/2011          750           765,000
Land O'Lakes, Inc.+                                                  9.00%   12/15/2010          430           451,500
Michael Foods, Inc.+                                                 8.00%   11/15/2013        1,000         1,027,500
                                                                                                       ---------------
TOTAL                                                                                                        2,550,750
                                                                                                       ---------------

GAS UTILITIES 0.53%
Semco Energy, Inc.                                                  7.125%    5/15/2008        1,410         1,438,200
                                                                                                       ---------------

HEALTHCARE PROVIDERS & SERVICES 0.87%
Iasis Healthcare Corp.                                               8.50%   10/15/2009          250           284,375
Medex, Inc.                                                         8.875%    5/15/2013          500           527,500
National Nephrology Assoc., Inc.+                                    9.00%    11/1/2011          150           172,500
Tenet Healthcare Corp.                                              7.375%     2/1/2013        1,000           895,000
Triad Hospitals, Inc.                                                7.00%   11/15/2013          500           482,500
                                                                                                       ---------------
TOTAL                                                                                                        2,361,875
                                                                                                       ---------------

HOTELS, RESTAURANTS & LEISURE 1.13%
Friendly Ice Cream Corp.+                                           8.375%    6/15/2012          500           497,500
Hard Rock Hotel                                                     8.875%     6/1/2013          750           761,250
River Rock Entertainment+                                            9.75%    11/1/2011        1,700         1,810,500
                                                                                                       ---------------
TOTAL                                                                                                        3,069,250
                                                                                                       ---------------

HOUSEHOLD DURABLES 0.26%
Fedders North America, Inc.+                                        9.875%     3/1/2014          750           693,750
                                                                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                 PRINCIPAL
                                                                 INTEREST            MATURITY       AMOUNT
INVESTMENTS                                                          RATE                DATE        (000)             VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES 0.12%
Tyco Int'l. Group(a)                                                 6.00%         11/15/2013   $      325   $       329,784
                                                                                                             ---------------

MACHINERY 1.09%
Blount, Inc.                                                        13.00%           8/1/2009          275           291,500
Great Lakes Dredge & Dock Co.+                                       7.75%         12/15/2013        1,000           865,000
Manitowoc Co., Inc.                                                 7.125%          11/1/2013          500           502,500
Sensus Metering Systems, Inc.+                                      8.625%         12/15/2013        1,000           950,000
Trinity Industries, Inc.+                                            6.50%          3/15/2014          375           356,250
                                                                                                             ---------------
TOTAL                                                                                                              2,965,250
                                                                                                             ---------------

MEDIA 2.85%
Block Communications, Inc.                                           9.25%          4/15/2009          400           417,000
Dex Media West+                                                     9.875%          8/15/2013        1,500         1,659,375
Gaylord Entertainment Co.+                                           8.00%         11/15/2013        1,875         1,875,000
General Motors Corp.                                                 7.20%          1/15/2011          500           520,041
Houghton Mifflin Co.                                                 8.25%           2/1/2011          450           459,000
Insight Communications Co., Inc.**                            0.00%/12.25%   2/15/2006 & 2011        1,000           885,000
Mediacom Communications Corp.                                        8.50%          4/15/2008          900           911,250
Paxson Communications Co.                                           10.75%          7/15/2008          500           515,000
Primedia, Inc.                                                      8.875%          5/15/2011          500           501,250
                                                                                                             ---------------
TOTAL                                                                                                              7,742,916
                                                                                                             ---------------

METALS & MINING 0.73%
International Steel Group+                                           6.50%          4/15/2014          500           468,750
Neenah Corp.+                                                       13.00%          9/30/2013          750           746,250
Owens-Brockway Glass Co.                                             7.75%          5/15/2011          740           758,500
                                                                                                             ---------------
TOTAL                                                                                                              1,973,500
                                                                                                             ---------------

MULTI-UTILITIES & UNREGULATED POWER 0.58%
AES Corp.                                                            7.75%           3/1/2014        1,000           955,000
Calpine Corp.+                                                       8.50%          7/15/2010          400           336,000
The Williams Co., Inc.                                              8.625%           6/1/2010          250           273,750
                                                                                                             ---------------
TOTAL                                                                                                              1,564,750
                                                                                                             ---------------

OIL & GAS 1.30%
Dynegy, Inc.+                                                       9.875%          7/15/2010          410           432,550
El Paso Production                                                   7.75%           6/1/2013          500           475,000
EXCO Resources, Inc.+                                                7.25%          1/15/2011        1,500         1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           PRINCIPAL
                                                                 INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                          RATE          DATE        (000)             VALUE
----------------------------------------------------------------------------------------------------------------------
Ferrellgas Partners, L.P.+                                           6.75%     5/1/2014   $      500   $       481,250
Range Resources Corp.                                               7.375%    7/15/2013          245           241,325
Sonat, Inc.                                                         7.625%    7/15/2011          475           413,250
                                                                                                       ---------------
TOTAL                                                                                                        3,543,375
                                                                                                       ---------------

PAPER & FOREST PRODUCTS 0.35%
Buckeye Technologies, Inc.                                           8.00%   10/15/2010        1,000           935,000
                                                                                                       ---------------

PERSONAL PRODUCTS 0.07%
Aearo Co.+                                                           8.25%    4/15/2012          200           203,000
                                                                                                       ---------------

SPECIALTY RETAIL 0.12%
J.C. Penney Co., Inc.                                                8.00%     3/1/2010          300           339,000
                                                                                                       ---------------

TEXTILES & APPAREL 0.19%
Invista+(a)                                                          9.25%     5/1/2012          525           521,062
                                                                                                       ---------------

WIRELESS TELECOMMUNICATION SERVICES 0.70%
Centennial Cell Communications                                     10.125%    6/15/2013          750           768,750
Dobson Communications Corp.                                         8.875%    10/1/2013          800           624,000
Nextel Partners, Inc.                                               8.125%     7/1/2011          500           515,000
                                                                                                       ---------------
TOTAL                                                                                                        1,907,750
                                                                                                       ---------------
TOTAL HIGH YIELD CORPORATE BONDS (COST $48,516,714)                                                         47,395,987
                                                                                                       ===============
TOTAL LONG-TERM INVESTMENTS (COST $238,927,309)                                                            255,879,242
                                                                                                       ===============

SHORT-TERM INVESTMENT 4.61%

REPURCHASE AGREEMENT 4.61%
Repurchase Agreement dated 5/28/2004,
0.98% due 6/1/2004 with State Street
Bank & Trust Co. collateralized by
$12,815,000 of Federal Home Loan Mortgage
Corp. at zero coupon due 10/12/2004; value:
$12,751,604; proceeds: $12,502,331
(Cost $12,500,970)                                                                            12,501        12,500,970
                                                                                                       ===============
TOTAL INVESTMENTS 98.83% (Cost $251,428,279)                                                           $   268,380,212
                                                                                                       ===============

  * Non-income producing security.
 ** Deferred-interest debentures. These do not pay interest for a stipulated number of years, after which they pay a predetermined interest rate.
  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
  # Variable rate security. The interest rate represents the rate at May 31,
    2004.
(a) Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2004

ASSETS:
   Investment in securities, at value (cost $251,428,279)                     $      268,380,212
   Receivables:
     Interest and dividends                                                            1,749,317
     Capital shares sold                                                               3,362,322
   Prepaid expenses and other assets                                                      49,916
------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                      273,541,767
------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                   1,567,258
     Capital shares reacquired                                                            98,835
     Management fee                                                                      161,584
     12b-1 distribution fees                                                              87,694
     Fund administration fees                                                              8,652
   Accrued expenses and other liabilities                                                 50,092
------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                   1,974,115
================================================================================================
NET ASSETS                                                                    $      271,567,652
================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $      252,121,030
Undistributed net investment income                                                    2,500,421
Accumulated net realized loss on investments                                              (5,732)
Net unrealized appreciation on investments                                            16,951,933
------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $      271,567,652
================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                $      243,086,631
Class B Shares                                                                $       15,516,254
Class C Shares                                                                $       12,763,491
Class P Shares                                                                $          199,989
Class Y Shares                                                                $            1,287
OUTSTANDING SHARES BY CLASS:
Class A Shares (50 million shares of common stock authorized)                         21,997,488
Class B Shares (30 million shares of common stock authorized)                          1,413,039
Class C Shares (20 million shares of common stock authorized)                          1,160,416
Class P Shares (20 million shares of common stock authorized)                             18,055
Class Y Shares (30 million shares of common stock authorized)                            115.956
Net asset value, offering and redemption price per share
   (net assets divided by outstanding shares):
Class A Shares-Net asset value                                                $            11.05
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                               $            11.72
Class B Shares-Net asset value                                                $            10.98
Class C Shares-Net asset value                                                $            11.00
Class P Shares-Net asset value                                                $            11.08
Class Y Shares-Net asset value                                                $            11.10

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2004

INVESTMENT INCOME:
Dividends                                                                     $        2,524,833
Interest                                                                               1,856,736
Foreign withholding tax                                                                   (2,382)
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                4,379,187
------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                           794,430
12b-1 distribution plan-Class A                                                          342,690
12b-1 distribution plan-Class B                                                           62,652
12b-1 distribution plan-Class C                                                           47,227
12b-1 distribution plan-Class P                                                              333
Shareholder servicing                                                                    166,024
Professional                                                                               8,617
Reports to shareholders                                                                   17,612
Fund administration                                                                       42,370
Custody                                                                                   11,028
Directors' fees                                                                            1,423
Registration                                                                              25,038
Other                                                                                        928
------------------------------------------------------------------------------------------------
Gross expenses                                                                         1,520,372
   Expense reductions                                                                     (1,561)
------------------------------------------------------------------------------------------------
NET EXPENSES                                                                           1,518,811
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  2,860,376
================================================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                       1,140,066
Net change in unrealized appreciation on investments                                   9,234,668
================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                      10,374,734
================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $       13,235,110
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         FOR THE
                                                                                SIX MONTHS ENDED
                                                                                    MAY 31, 2004   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                                (UNAUDITED)  NOVEMBER 30, 2003
OPERATIONS:
Net investment income                                                         $        2,860,376   $        1,758,995
Net realized gain (loss) on investments                                                1,140,066             (995,194)
Net change in unrealized appreciation on investments                                   9,234,668            9,363,448
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  13,235,110           10,127,249
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                            (1,376,594)            (860,700)
   Class B                                                                               (74,665)             (73,731)
   Class C                                                                               (48,891)             (62,644)
   Class P                                                                                   (11)                 (28)
   Class Y                                                                                   (13)                 (32)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                   (1,500,174)            (997,135)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                    124,159,084          117,230,186
Reinvestment of distributions                                                          1,434,391              901,903
Cost of shares reacquired                                                             (9,093,156)         (10,219,641)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                                   116,500,319          107,912,448
=====================================================================================================================
NET INCREASE IN NET ASSETS                                                           128,235,255          117,042,562
=====================================================================================================================
NET ASSETS:
Beginning of period                                                                  143,332,397           26,289,835
---------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                 $      271,567,652   $      143,332,397
=====================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                           $        2,500,421   $        1,140,219
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
                                                           (UNAUDITED)            11/30/2003       11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.29           $       9.45     $       10.00
                                                          ============           ============     =============
  Unrealized appreciation on investments                             -                      -               .01
                                                          ------------           ------------     -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                -                      -     $       10.01
                                                          ============           ============     =============

Investment operations
  Net investment income(b)                                         .15                    .31               .29
  Net realized and unrealized gain (loss)                          .71                    .79              (.80)
                                                          ------------           ------------     -------------
    Total from investment operations                               .86                   1.10              (.51)
                                                          ------------           ------------     -------------

Distributions to shareholders from:
  Net investment income                                           (.10)                  (.26)             (.05)
                                                          ------------           ------------     -------------
NET ASSET VALUE, END OF PERIOD                            $      11.05           $      10.29     $        9.45
                                                          ============           ============     =============

Total Return(c)                                                                                             .10%(d)(e)
Total Return(c)                                                   8.46%(d)              11.97%            (5.10)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                .68%(d)               1.35%             1.29%(d)
  Expenses, excluding waiver and expense reductions                .68%(d)               1.46%             2.25%(d)
  Net investment income                                           1.38%(d)               3.24%             2.99%(d)

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            11/30/2003       11/30/2002
---------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $    243,087           $    128,030     $      21,467
  Portfolio turnover rate                                         8.79%                 28.71%            33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
                                                           (UNAUDITED)            11/30/2003       11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.23           $       9.40     $       10.00
                                                          ============           ============     =============
  Unrealized appreciation on investments                             -                      -               .01
                                                          ------------           ------------     -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                -                      -     $       10.01
                                                          ============           ============     =============

Investment operations
  Net investment income(b)                                         .12                    .25               .24
  Net realized and unrealized gain (loss)                          .71                    .79              (.81)
                                                          ------------           ------------     -------------
    Total from investment operations                               .83                   1.04              (.57)
                                                          ------------           ------------     -------------

Distributions to shareholders from:
  Net investment income                                           (.08)                  (.21)             (.04)
                                                          ------------           ------------     -------------
NET ASSET VALUE, END OF PERIOD                            $      10.98           $      10.23     $        9.40
                                                          ============           ============     =============

Total Return(c)                                                                                             .10%(d)(e)
Total Return(c)                                                   8.13%(d)              11.35%            (5.69)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               1.00%(d)               1.99%             1.85%(d)
  Expenses, excluding waiver and expense reductions               1.00%(d)               2.10%             2.81%(d)
  Net investment income                                           1.06%(d)               2.60%             2.43%(d)

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            11/30/2003       11/30/2002
---------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $     15,516           $      9,398     $       2,283
  Portfolio turnover rate                                         8.79%                 28.71%            33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
                                                           (UNAUDITED)            11/30/2003       11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.25           $       9.41     $       10.00
                                                          ============           ============     =============
  Unrealized appreciation on investments                             -                      -               .01
                                                          ------------           ------------     -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                -                      -     $       10.01
                                                          ============           ============     =============

Investment operations
  Net investment income(b)                                         .12                    .24               .24
  Net realized and unrealized gain (loss)                          .71                    .80              (.79)
                                                          ------------           ------------     -------------
    Total from investment operations                               .83                   1.04              (.55)
                                                          ------------           ------------     -------------

Distributions to shareholders from:
  Net investment income                                           (.08)                  (.20)             (.05)
                                                          ------------           ------------     -------------
NET ASSET VALUE, END OF PERIOD                            $      11.00           $      10.25     $        9.41
                                                          ============           ============     =============

Total Return(c)                                                                                             .10%(d)(e)
Total Return(c)                                                   8.12%(d)              11.27%            (5.54)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               1.00%(d)               1.99%             1.85%(d)
  Expenses, excluding waiver and expense reductions               1.00%(d)               2.10%             2.81%(d)
  Net investment income                                           1.06%(d)               2.60%             2.43%(d)

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            11/30/2003       11/30/2002
---------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $     12,764           $      5,902     $       2,538
  Portfolio turnover rate                                         8.79%                 28.71%            33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
                                                           (UNAUDITED)            11/30/2003       11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.31           $       9.45     $       10.00
                                                          ============           ============     =============
  Unrealized appreciation on investments                             -                      -               .01
                                                          ------------           ------------     -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                -                      -     $       10.01
                                                          ============           ============     =============

Investment operations
  Net investment income(b)                                         .15                    .31               .28
  Net realized and unrealized gain (loss)                          .72                    .80              (.80)
                                                          ------------           ------------     -------------
    Total from investment operations                               .87                   1.11              (.52)
                                                          ------------           ------------     -------------

Distributions to shareholders from:
  Net investment income                                           (.10)                  (.25)             (.04)
                                                          ------------           ------------     -------------
NET ASSET VALUE, END OF PERIOD                            $      11.08           $      10.31     $        9.45
                                                          ============           ============     =============

Total Return(c)                                                                                             .10%(d)(e)
Total Return(c)                                                   8.47%(d)              12.03%            (5.20)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                .73%(d)               1.44%             1.35%(d)
  Expenses, excluding waiver and expense reductions                .73%(d)               1.55%             2.31%(d)
  Net investment income                                           1.33%(d)               3.15%             2.93%(d)

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            11/30/2003       11/30/2002
---------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $        200           $          1     $           1
  Portfolio turnover rate                                         8.79%                 28.71%            33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
                                                           (UNAUDITED)            11/30/2003       11/30/2002
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.33           $       9.47     $       10.00
                                                          ============           ============     =============
  Unrealized appreciation on investments                             -                      -               .01
                                                          ------------           ------------     -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                -                      -     $       10.01
                                                          ============           ============     =============

Investment operations
  Net investment income(b)                                         .17                    .34               .32
  Net realized and unrealized gain (loss)                          .72                    .80              (.80)
                                                          ------------           ------------     -------------
    Total from investment operations                               .89                   1.14              (.48)
                                                          ------------           ------------     -------------

Distributions to shareholders from:
  Net investment income                                           (.12)                  (.28)             (.06)
                                                          ------------           ------------     -------------
NET ASSET VALUE, END OF PERIOD                            $      11.10           $      10.33     $        9.47
                                                          ============           ============     =============

Total Return(c)                                                                                             .10%(d)(e)
Total Return(c)                                                   8.64%(d)              12.47%            (4.83)%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions                .50%(d)+               .99%+             .93%(d)
  Expenses, excluding waiver and expense reductions                .50%(d)+              1.10%+            1.89%(d)
  Net investment income                                           1.56%(d)+              3.60%+            3.35%(d)

                                                           SIX MONTHS
                                                              ENDED                               12/19/2001(a)
                                                            5/31/2004             YEAR ENDED           TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            11/30/2003        11/30/2002
---------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $          1           $          1     $           1
  Portfolio turnover rate                                         8.79%                 28.71%            33.71%

  +  The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is 12/27/2001.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Total return for the period 12/19/2001 through 12/26/2001.
(f)  Total return for the period 12/27/2001 through 11/30/2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds:
Lord Abbett Growth Opportunities Fund (the "Fund").

The Fund's investment objective is capital appreciation. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are allocated to the funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion              .80%*
Next $1 billion               .75%
Next $1 billion               .70%
Over $3 billion               .65%

* Prior to April 1, 2004, the management fee was based on the Fund's average daily net assets at an annual rate of .90%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                    .25%             .25%            .25%             .20%
Distribution               .10%(1)          .75%            .75%             .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $3,424 of CDSCs during the six months ended May 31, 2004.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2004:

DISTRIBUTOR             DEALERS'
COMMISSIONS          CONCESSIONS
--------------------------------
$  517,968           $ 2,805,155

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of September 30, 2003, for the Fund's tax year end, the capital loss carryforwards along with the related expiration dates were as follows:

2009                          2010               2011             TOTAL
-----------------------------------------------------------------------
$  15,192,999        $  36,554,608      $  61,156,878    $  112,904,485

As of May 31, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost                           $ 747,884,634
------------------------------------------------
Gross Unrealized Gain                104,850,586
Gross Unrealized Loss                (18,639,522)
------------------------------------------------
   Net unrealized security gain    $  86,211,064
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of May 31, 2004, the value of securities loaned is $96,350,686. These loans were collateralized by cash of $99,035,514, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $29,239 for the six months ended May 31, 2004, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2004 are as follows:

PURCHASES                  SALES
------------------------------------
$  359,693,607        $  264,142,883

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2004.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At May 31, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2004.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies. These factors can affect Fund performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 150 million shares of $0.001 par value capital stock designated as follows: 50 million Class A shares; 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares.

                                             SIX MONTHS ENDED                      YEAR ENDED
                                     MAY 31, 2004 (UNAUDITED)               NOVEMBER 30, 2003
---------------------------------------------------------------------------------------------
                                     SHARES            AMOUNT        SHARES            AMOUNT
---------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                       7,192,851    $  132,943,221    10,674,409    $  170,500,182
Reinvesment of distributions            255             4,823             -                 -
Shares reacquired                (2,388,809)      (43,951,428)   (3,923,119)      (58,912,982)
---------------------------------------------------------------------------------------------
Increase                          4,804,297    $   88,996,616     6,751,290    $  111,587,200
---------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                         795,460    $   14,266,408     1,660,415    $   24,804,171
Reinvesment of distributions              -                 1             -                 -
Shares reaquired                   (545,442)       (9,776,351)     (941,409)      (13,644,778)
---------------------------------------------------------------------------------------------
Increase                            250,018    $    4,490,058       719,006    $   11,159,393
---------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                         837,063    $   14,997,084     1,562,453    $   23,537,109
Shares reaquired                   (435,032)       (7,810,711)     (898,259)      (13,063,207)
---------------------------------------------------------------------------------------------
Increase                            402,031    $    7,186,373       664,194    $   10,473,902
---------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                         180,564    $    3,357,005       308,433    $    4,894,065
Shares reaquired                   (107,883)       (1,976,200)      (68,341)       (1,069,798)
---------------------------------------------------------------------------------------------
Increase                             72,681    $    1,380,805       240,092    $    3,824,267
---------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                          29,326    $      554,874             -    $            -
Shares reaquired                        (75)           (1,378)            -                 -
---------------------------------------------------------------------------------------------
Increase                             29,251    $      553,496             -    $            -
---------------------------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Forms N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


This report when not used for the general information
  of shareholders of the Fund, is to be distributed
    only if preceded or accompanied by a current         Lord Abbett Research Fund, Inc.
                  Fund Prospectus.                              Lord Abbett Growth Opportunities Fund

 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                                    LAGOF-3-504
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                            (7/04)

[LORD ABBETT LOGO]

2004
SEMI-ANNUAL REPORT

LORD ABBETT GROWTH OPPORTUNITIES FUND

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

LORD ABBETT GROWTH OPPORTUNITIES FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Growth Opportunities Fund's strategies and performance for the six-month period ended May 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. Favorable economic news and strong U.S. equity returns during November and December brought 2003 to a positive close. Manufacturing, inventory investment and capital spending all showed signs of improvement. Unemployment reports were also encouraging, as inflation and interest rates remained steady through year-end. As a result of the tax bill and a positive macroeconomic environment, capital spending increased, particularly in technology.

     This economic growth continued into the beginning of 2004 largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

     In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher, driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

     Equity prices were roughly flat in April and May, as investors responded to uncertainties surrounding future interest-rate hikes, the continued war in Iraq, the upcoming presidential election and record-high energy prices.

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A. For the six-month period ended May 31, 2004, the Fund returned 2.5%, reflecting performance at the Net Asset

Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell Midcap(R) Growth Index,(1) which returned 5.9% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of 05/31/04 are 1 Year: 11.09%, 5 Years: 3.45% and Since Inception (08/01/95): 10.72%.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Stock selection within the health care sector was the main detractor from the Fund's performance relative to its benchmark for the six-month period ended May 31, 2004. Select generic pharmaceutical holdings suffered as pricing pressure came to the generic pharmaceutical industry for the first time in a few years. Also, a drug manufacturing company held in the portfolio saw its shares decline because initial sales from its new product launch were slightly below expectations.

     Stock selection within the materials and processing sector also hurt relative performance. This was the result of poor performance by one holding. A company that supplies graphite electrodes used in the production of steel products disappointed when it reported first quarter 2004 earnings. The company's profit margins were less than expected due to its inability to offset cost pressures.

     The largest positive contributor to the Fund's performance relative to its benchmark for the six-month period was stock selection within the autos and transportation sector. Two trucking holdings performed well because of an overall improving economy and increased market share. An overweight position in energy stocks added to relative performance, as that sector benefited from higher oil prices in the period. Also contributing to performance relative to the benchmark was stock selection within the consumer discretionary sector. The consumer discretionary sector includes stocks within the consumer durables, apparel, media, hotel and leisure industries. In this area, changing fashion trends among teens and young adults boosted the sales and profit margins of a retail clothing holding. Another holding, a supplier of video game software cartridges, also had strong performance due to sales of two popular video game titles.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.


THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND INCLUDING THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Indices are unmanaged, do not reflect the deductions of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Funds' Prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2004

                                                                           VALUE
INVESTMENTS                                            SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS 98.72%

AUTO COMPONENTS 1.12%
Paccar, Inc.                                          146,400   $          8,169
                                                                ----------------
BANKS: OUTSIDE NEW YORK CITY 1.84%
City National Corp.                                   119,300              7,703
Cullen/Frost
Bankers, Inc.                                         129,900              5,692
                                                                ----------------
TOTAL                                                                     13,395
                                                                ----------------
BIOTECHNOLOGY RESEARCH & PRODUCTION 2.48%
Biogen Idec, Inc.*                                     60,800              3,779
Genzyme Corp.*                                         93,100              4,057
Invitrogen Corp.*                                     147,300             10,230
                                                                ----------------
TOTAL                                                                     18,066
                                                                ----------------
CABLE TELEVISION SERVICES 0.59%
EchoStar Communications
Corp. Class A*                                        132,900              4,274
                                                                ----------------
CHEMICALS 2.28%
Ecolab, Inc.                                          236,000              7,200
Rohm & Haas Co.                                       243,700              9,392
                                                                ----------------
TOTAL                                                                     16,592
                                                                ----------------
COMMUNICATIONS TECHNOLOGY 1.60%
Avaya, Inc.*                                          733,700             11,614
                                                                ----------------
COMPUTER SERVICES SOFTWARE & SYSTEMS 7.31%
Affiliated Computers
Services, Inc.*                                       214,900             10,706
Amdocs Ltd.*(a)                                       414,200             10,223
Cognos, Inc.*(a)                                      264,000              8,889
Electronics for
Imaging, Inc.*                                        427,100             11,856
Informatica Corp.*                                    661,100              5,130
Intuit, Inc.*                                         163,800              6,418
                                                                ----------------
TOTAL                                                                     53,222
                                                                ----------------
COMPUTER TECHNOLOGY 1.11%
Ingram Micro, Inc.*                                   557,500   $          8,056
                                                                ----------------
CONSUMER ELECTRONICS 1.77%
Activision, Inc.*                                     816,300             12,914
                                                                ----------------
COPPER 0.63%
Phelps Dodge Corp.*                                    67,100              4,556
                                                                ----------------
DIVERSIFIED FINANCIAL SERVICES 1.00%
CIT Group, Inc.                                       193,400              7,247
                                                                ----------------
DIVERSIFIED PRODUCTION 0.59%
Danaher Corp.                                          91,000              4,280
                                                                ----------------
DRUGS & PHARMACEUTICALS 9.76%
Barr
Pharmaceuticals, Inc.*                                 98,400              4,292
Cephalon, Inc.*^                                      202,500             10,909
Endo Pharm
Holdings., Inc.*                                      225,900              5,114
Gilead Sciences, Inc.*                                 54,300              3,555
ICOS Corp.*^                                          207,400              5,832
IVAX Corp.*                                           500,500             12,187
Ligand
Pharmaceuticals, Inc.
Class B*                                              163,626              3,345
McKesson Corp.                                        153,500              5,280
QLT, Inc.*^(a)                                        343,500              7,935
Teva Pharmaceutical
Industries Ltd. ADR                                    93,000              6,154
Watson
Pharmaceutical, Inc.*                                 172,700              6,450
                                                                ----------------
TOTAL                                                                     71,053
                                                                ----------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.92%
Molex, Inc.^                                          228,500              6,709
                                                                ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           VALUE
INVESTMENTS                                            SHARES              (000)
--------------------------------------------------------------------------------
ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 4.96%
Fairchild Semiconductor
Corp. Class A*                                        285,500   $          5,630
Integrated Circuit
Systems, Inc.*                                        243,700              6,692
Jabil Circuit, Inc.*                                  373,900             10,585
Microchip
Technology, Inc.                                      260,500              8,260
Vitesse
Semiconductor Corp.*                                  899,400              4,911
                                                                ----------------
TOTAL                                                                     36,078
                                                                ----------------
ELECTRONICS: TECHNOLOGY 1.69%
Symbol
Technologies, Inc.                                    834,400             12,291
                                                                ----------------
ENGINEERING & CONTRACTING SERVICES 0.60%
Jacobs Engineering
Group, Inc.*                                           97,100              4,331
                                                                ----------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS
2.81%
Alliance Data Systems
Corp.*                                                275,700             10,204
Fiserv, Inc.*                                         270,600             10,234
                                                                ----------------
TOTAL                                                                     20,438
                                                                ----------------
FINANCIAL MISCELLANEOUS 3.31%
MGIC Investment Corp.                                 141,700             10,344
Providian Financial
Corp.*                                                742,300             10,095
Radian Group, Inc.                                     79,800              3,671
                                                                ----------------
TOTAL                                                                     24,110
                                                                ----------------
FOODS 1.03%
Ralcorp Holdings, Inc.*                               225,640              7,525
                                                                ----------------
HEALTH & PERSONAL CARE 3.21%
Lincare Holdings, Inc.*                                60,200              2,023
Omnicare, Inc.                                        250,700             10,780
Province
Healthcare Co.*^                                      657,449   $         10,533
                                                                ----------------
TOTAL                                                                     23,336
                                                                ----------------
HEALTHCARE MANAGEMENT SERVICES 4.08%
Caremark Rx, Inc.*                                    485,800             15,157
Cerner Corp.*^                                        166,400              7,115
PacifiCare Health
System, Inc.*^                                        200,600              7,408
                                                                ----------------
TOTAL                                                                     29,680
                                                                ----------------
INSURANCE: PROPERTY-CASUALTY 1.24%
Everest Re
Group Ltd.(a)                                         110,000              9,004
                                                                ----------------
INVESTMENT MANAGEMENT COMPANIES 1.48%
Affiliated Managers
Group, Inc.*^                                         221,250             10,786
                                                                ----------------
LEISURE TIME 1.93%
Royal Caribbean Cruises^                              254,000              9,936
Six Flags, Inc.*                                      584,800              4,094
                                                                ----------------
TOTAL                                                                     14,030
                                                                ----------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 2 40%
Halliburton Co.                                       143,100              4,156
Patterson-UTI
Energy, Inc.                                          106,900              3,277
Weatherford Int'l., Ltd.*                             240,900             10,000
                                                                ----------------
TOTAL                                                                     17,433
                                                                ----------------
MANUFACTURING 1.51%
Ingersoll-Rand Co.
Class A(a)                                            168,200             10,983
                                                                ----------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.24%
Boston Scientific Corp.*                              203,100              8,997
                                                                ----------------
METALS & MINERALS MISCELLANEOUS 0.88%
Graftech Int'l., Ltd.*^                               675,600              6,418
                                                                ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           VALUE
INVESTMENTS                                            SHARES              (000)
--------------------------------------------------------------------------------
MULTI-SECTOR COMPANIES 1.07%
ITT Industries, Inc.                                   96,800   $          7,797
                                                                ----------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.73%
Lexmark Int'l, Inc.
Class A*                                               56,500              5,329
                                                                ----------------
OIL: CRUDE PRODUCERS 2.25%
Westport Resources
Corp.*^                                               212,000              7,335
XTO Energy, Inc.                                      357,250              9,021
                                                                ----------------
TOTAL                                                                     16,356
                                                                ----------------
RADIO & TV BROADCASTERS 3.85%
Entercom
Communications
Corp.*                                                442,200             18,020
Univision
Communications,
Inc. Class A*                                         308,300             10,035
                                                                ----------------
TOTAL                                                                     28,055
                                                                ----------------
RENTAL & LEASING SERVICES: COMMERCIAL 0.91%
United Rentals, Inc.*^                                387,300              6,623
                                                                ----------------
RETAIL 10.83%
Advance Auto Parts*                                   279,000             11,961
American Eagle
Outfitters, Inc.*^                                    399,900             11,581
Dollar Tree Stores, Inc.*                             139,600              3,895
Fisher Scientific
Int'l., Inc.*^                                        195,900             11,247
Linens 'N Things, Inc.*^                              244,400              7,422
Michaels Stores, Inc.                                 183,700              9,598
MSC Industrial
Direct Co., Inc. Class A                              375,500             10,852
PETCO Animal
Supplies, Inc.*^                                      388,400             12,281
                                                                ----------------
TOTAL                                                                     78,837
                                                                ----------------
SAVINGS & LOAN 1.12%
New York Community
Bancorp, Inc.^                                        348,399   $          8,160
                                                                ----------------
SERVICES: COMMERCIAL 5.56%
ASE Test Ltd.*^(a)                                    549,300              4,345
Hewitt Associates Inc
Class A*                                               50,000              1,575
InterActive Corp.*^                                   275,523              8,613
Iron Mountain, Inc.*                                  155,900              6,902
Kelly Services, Inc.
Class A                                               238,900              6,627
Robert Half Int'l., Inc.                              252,800              7,073
Tetra Tech, Inc.*                                     315,600              5,353
                                                                ----------------
Total                                                                     40,488
                                                                ----------------
SOAPS & HOUSEHOLD CHEMICALS 1.81%
Clorox Co.                                            251,000             13,142
                                                                ----------------
STEEL 0.45%
United States Steel
Corp.                                                 107,700              3,270
                                                                ----------------
TRUCKERS 2.62%
CNF
Transportation, Inc.                                  136,622              5,326
Heartland Express, Inc.                               295,900              7,167
Landstar System, Inc.*^                               135,900              6,607
                                                                ----------------
TOTAL                                                                     19,100
                                                                ----------------
UTILITIES: TELECOMMUNICATIONS 2.15%
Nextel Partners, Inc.
Class A*^                                             961,500             15,682
                                                                ----------------
TOTAL COMMON STOCKS
(Cost $631,337,566)                                                      718,426
                                                                ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           VALUE
INVESTMENTS                                            SHARES              (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 15.89%

COLLATERAL FOR SECURITIES ON LOAN 13.61%
State Street Navigator
Securities Lending
Prime Portfolio,
1.06%(b)                                           99,035,514   $         99,035
                                                                ================

                                                    PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                    ---------
REPURCHASE AGREEMENT 2.28%

Repurchase Agreement
dated 5/28/2004, 0.98%
due 6/1/2004 with State
Street Bank & Trust Co.
collateralized by
$16,865,000 of Federal
Home Loan Bank at 5%
due 2/7/2013; value:
$16,970,406; proceeds:
$16,636,499                                         $  16,635             16,635
                                                                ================
TOTAL SHORT-TERM INVESTMENTS
(Cost $115,670,202)                                                      115,670
                                                                ================
TOTAL INVESTMENTS 114.61%
(Cost $747,007,768)                                             $        834,096
                                                                ================

  * Non-income producing security.
  ^ Security (or a portion of security) on loan. See Note 5.
(a) Foreign security traded in U.S. dollars.
(b) Rate shown reflects 7 day yield as of May 31, 2004.
ADR American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2004

ASSETS:
   Investment in securities, at value (cost $747,007,768)       $    834,095,698
   Receivables:
     Interest and dividends                                              312,649
     Investment securities sold                                        2,298,868
     Capital shares sold                                               2,840,322
     Prepaid expenses and other assets                                   331,204
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                      839,878,741
--------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                          99,035,514
   Payables:
     Investment securities purchased                                  11,355,997
     Capital shares reacquired                                           687,931
     Management fee                                                      472,973
     12b-1 distribution fees                                             305,358
     Fund administration                                                  23,764
   Accrued expenses and other liabilities                                253,317
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 112,134,854
================================================================================
NET ASSETS                                                      $    727,743,887
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                 $    718,780,175
Distributions in excess of net investment income                      (6,724,863)
Accumulated net realized loss on investments                         (71,399,355)
Net unrealized appreciation on investments                            87,087,930
--------------------------------------------------------------------------------
NET ASSETS                                                      $    727,743,887
================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                  $    529,989,689
Class B Shares                                                  $    101,092,185
Class C Shares                                                  $     88,312,850
Class P Shares                                                  $      7,803,377
Class Y Shares                                                  $        545,786

OUTSTANDING SHARES BY CLASS:
Class A Shares (50 million shares of common stock authorized)         28,914,522
Class B Shares (30 million shares of common stock authorized)          5,701,179
Class C Shares (20 million shares of common stock authorized)          4,981,352
Class P Shares (20 million shares of common stock authorized)            424,767
Class Y Shares (30 million shares of common stock authorized)             29,364

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                  $          18.33
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                 $          19.45
Class B Shares-Net asset value                                  $          17.73
Class C Shares-Net asset value                                  $          17.73
Class P Shares-Net asset value                                  $          18.37
Class Y Shares-Net asset value                                  $          18.59

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2004

INVESTMENT INCOME:
Dividends                                                       $      1,237,291
Interest                                                                  31,594
Securities lending-net                                                    68,225
Foreign withholding tax                                                   (5,283)
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                1,331,827
--------------------------------------------------------------------------------
EXPENSES:
Management fee                                                         2,981,990
12b-1 distribution plan-Class A                                          979,703
12b-1 distribution plan-Class B                                          501,897
12b-1 distribution plan-Class C                                          433,869
12b-1 distribution plan-Class P                                           17,462
Shareholder servicing                                                  1,206,812
Professional                                                              23,449
Reports to shareholders                                                   67,248
Fund administration                                                      137,873
Custody                                                                   15,161
Directors' fees                                                            6,030
Registration                                                              38,970
Other                                                                      6,534
--------------------------------------------------------------------------------
Gross expenses                                                         6,416,998
   Expense reductions                                                     (2,377)
--------------------------------------------------------------------------------
NET EXPENSES                                                           6,414,621
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (5,082,794)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                      40,583,519
Net change in unrealized depreciation on investments                 (21,642,981)
================================================================================
NET REALIZED AND UNREALIZED GAIN                                      18,940,538
================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     13,857,744
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX MONTHS
                                                                    ENDED MAY 31, 2004    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                     (UNAUDITED)     NOVEMBER 30, 2003
OPERATIONS:
Net investment loss                                                 $       (5,082,794)   $       (7,482,669)
Net realized gain on investments                                            40,583,519            15,583,052
Net change in unrealized appreciation/depreciation on investments          (21,642,981)           92,393,795
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             13,857,744           100,494,178
============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                          166,123,416           223,735,527
Cost of shares reacquired                                                  (63,516,068)          (86,690,765)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                               102,607,348           137,044,762
============================================================================================================
NET INCREASE IN NET ASSETS                                                 116,465,092           237,538,940
============================================================================================================
NET ASSETS:
Beginning of period                                                        611,278,795           373,739,855
------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $      727,743,887    $      611,278,795
============================================================================================================
DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME                                            $       (6,724,863)   $       (1,642,069)
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     17.88        $   14.42     $   17.47     $   19.17     $   18.89     $   12.58
                                      ===========        =========     =========     =========     =========     =========

Investment operations
  Net investment income (loss)(a)            (.12)            (.24)         (.23)         (.28)         (.25)          .04
  Net realized and
    unrealized gain (loss)                    .57             3.70         (2.82)        (1.42)          .73          6.27
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .45             3.46         (3.05)        (1.70)          .48          6.31
                                      -----------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from:
  Net investment income                         -                -             -             -          (.01)            -
  Net realized gain                             -                -             -             -          (.19)            -
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total distributions                         -                -             -             -          (.20)            -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     18.33        $   17.88     $   14.42     $   17.47     $   19.17     $   18.89
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              2.52%(d)        23.99%       (17.46)%       (8.87)%        2.55%        50.04%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                        .85%(d)         1.85%         1.80%         1.72%         1.49%          .41%
  Expenses, excluding waiver and
    expense reductions                        .85%(d)         1.85%         1.80%         1.72%         1.61%         1.64%
  Net investment income (loss)               (.66)%(d)       (1.53)%       (1.48)%       (1.48)%       (1.18)%         .25%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $   529,990        $ 430,991     $ 250,380     $ 213,580     $ 175,077     $  40,252

  Portfolio turnover rate                   38.91%           78.58%        97.63%       101.15%       112.57%       104.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     17.35        $   14.08     $   17.16     $   18.95     $   18.78     $   12.57
                                      ===========        =========     =========     =========     =========     =========

Investment operations
  Net investment loss(a)                     (.17)            (.32)         (.32)         (.39)         (.39)         (.06)
  Net realized and
    unrealized gain (loss)                    .55             3.59         (2.76)        (1.40)          .75          6.27
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .38             3.27         (3.08)        (1.79)          .36          6.21
                                      -----------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from
  Net realized gain                             -                -             -             -          (.19)            -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     17.73        $   17.35     $   14.08     $   17.16     $   18.95     $   18.78
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              2.19%(d)        23.22%       (17.95)%       (9.45)%        1.96%        49.32%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                       1.15%(d)         2.44%         2.43%         2.35%         2.11%         1.07%
  Expenses, excluding waiver and
    expense reductions                       1.15%(d)         2.44%         2.43%         2.35%         2.23%         2.30%
  Net investment loss                        (.96)%(d)       (2.12)%       (2.10)%       (2.11)%       (1.82)%        (.40)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $   101,092        $  94,561     $  66,623     $  69,738     $  65,510     $  10,954

  Portfolio turnover rate                   38.91%           78.58%        97.63%       101.15%       112.57%       104.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     17.34        $   14.08     $   17.15     $   18.94     $   18.76     $   12.59
                                      ===========        =========     =========     =========     =========     =========

Investment operations
  Net investment loss(a)                     (.17)            (.32)         (.32)         (.39)         (.38)         (.06)
  Net realized and
    unrealized gain (loss)                    .56             3.58         (2.75)        (1.40)          .75          6.23
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .39             3.26         (3.07)        (1.79)          .37          6.17
                                      -----------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from
  Net realized gain                             -                -             -             -          (.19)            -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     17.73        $   17.34     $   14.08     $   17.15     $   18.94     $   18.76
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              2.25%(d)        23.15%       (17.90)%       (9.45)%        1.96%        49.01%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                       1.15%(d)         2.44%         2.42%         2.37%         2.11%         1.07%
  Expenses, excluding waiver and
    expense reductions                       1.15%(d)         2.44%         2.42%         2.37%         2.23%         2.30%
  Net investment loss                        (.96)%(d)       (2.12)%       (2.09)%       (2.14)%       (1.81)%        (.40)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $    88,313        $  79,415     $  55,115     $  52,272     $  49,656     $   8,438

  Portfolio turnover rate                   38.91%           78.58%        97.63%       101.15%       112.57%       104.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED 11/30                8/15/2000(c)
                                                    5/31/2004         -------------------------------------         TO
                                                   (UNAUDITED)          2003          2002          2001         11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     17.92        $   14.47     $   17.53     $   19.23     $      21.48
                                                   ===========        =========     =========     =========     ============

Investment operations
  Net investment loss(a)                                  (.13)            (.25)         (.24)         (.28)            (.09)
  Net realized and unrealized gain (loss)                  .58             3.70         (2.82)        (1.42)           (2.16)
                                                   -----------        ---------     ---------     ---------     ------------
    Total from investment operations                       .45             3.45         (3.06)        (1.70)           (2.25)
                                                   -----------        ---------     ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                     $     18.37        $   17.92     $   14.47     $   17.53     $      19.23
                                                   ===========        =========     =========     =========     ============

Total Return(b)                                           2.51%(d)        23.84%       (17.46)%       (8.84)%         (10.47)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                   .87%(d)         1.89%         1.88%         1.80%             .45%(d)
  Expenses, excluding expense reductions                   .87%(d)         1.89%         1.88%         1.80%             .49%(d)
  Net investment loss                                     (.68)%(d)       (1.57)%       (1.55)%       (1.52)%           (.44)%(d)

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED 11/30                8/15/2000(c)
                                                    5/31/2004         -------------------------------------         TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)          2003          2002          2001         11/30/2000
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $     7,803        $   6,310     $   1,620     $     294     $         44

  Portfolio turnover rate                                38.91%           78.58%        97.63%       101.15%          112.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                               YEAR ENDED 11/30                      12/9/1998(c)
                                       5/31/2004          ----------------------------------------------------         TO
                                      (UNAUDITED)            2003           2002          2001          2000       11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     18.09         $   14.56      $   17.60     $   19.26     $   18.94     $      12.76
                                      ===========         =========      =========     =========     =========     ============

Investment operations
  Net investment income (loss)(a)            (.09)             (.20)          (.19)         (.23)         (.14)             .09
  Net realized and
    unrealized gain (loss)                    .59              3.73          (2.85)        (1.43)          .69             6.09
                                      -----------         ---------      ---------     ---------     ---------     ------------
    Total from investment
      operations                              .50              3.53          (3.04)        (1.66)          .55             6.18
                                      -----------         ---------      ---------     ---------     ---------     ------------

Distributions to shareholders from:
  Net investment income                         -                 -              -             -          (.04)               -
  Net realized gain                             -                 -              -             -          (.19)               -
    Total distributions                         -                 -              -             -          (.23)               -
                                      -----------         ---------      ---------     ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD        $     18.59         $   18.09      $   14.56     $   17.60     $   19.26     $      18.94
                                      ===========         =========      =========     =========     =========     ============

Total Return(b)                              2.76%(d)         24.24%        (17.27)%       (8.62)%        2.89%           48.43%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .65%(d)+         1.44%+         1.43%         1.35%         1.11%             .06%(d)
  Expenses, excluding expense
    reductions                                .65%(d)+         1.44%+         1.43%         1.35%         1.23%            1.27%(d)
  Net investment income (loss)               (.46)%(d)+       (1.12)%+       (1.10)%       (1.10)%        (.66)%            .62%(d)

                                      SIX MONTHS
                                         ENDED                               YEAR ENDED 11/30                      12/9/1998(c)
                                       5/31/2004          ----------------------------------------------------         TO
SUPPLEMENTAL DATA:                    (UNAUDITED)            2003           2002          2001          2000       11/30/1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $       546         $       2      $       2     $       2     $       2     $          3

  Portfolio turnover rate                   38.91%            78.58%         97.63%       101.15%       112.57%          104.87%

  + The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2004

ASSETS:
   Investment in securities, at value (cost $747,007,768)       $    834,095,698
   Receivables:
     Interest and dividends                                              312,649
     Investment securities sold                                        2,298,868
     Capital shares sold                                               2,840,322
     Prepaid expenses and other assets                                   331,204
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                      839,878,741
--------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                          99,035,514
   Payables:
     Investment securities purchased                                  11,355,997
     Capital shares reacquired                                           687,931
     Management fee                                                      472,973
     12b-1 distribution fees                                             305,358
     Fund administration                                                  23,764
   Accrued expenses and other liabilities                                253,317
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 112,134,854
================================================================================
NET ASSETS                                                      $    727,743,887
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                 $    718,780,175
Distributions in excess of net investment income                      (6,724,863)
Accumulated net realized loss on investments                         (71,399,355)
Net unrealized appreciation on investments                            87,087,930
--------------------------------------------------------------------------------
NET ASSETS                                                      $    727,743,887
================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                  $    529,989,689
Class B Shares                                                  $    101,092,185
Class C Shares                                                  $     88,312,850
Class P Shares                                                  $      7,803,377
Class Y Shares                                                  $        545,786

OUTSTANDING SHARES BY CLASS:
Class A Shares (50 million shares of common stock authorized)         28,914,522
Class B Shares (30 million shares of common stock authorized)          5,701,179
Class C Shares (20 million shares of common stock authorized)          4,981,352
Class P Shares (20 million shares of common stock authorized)            424,767
Class Y Shares (30 million shares of common stock authorized)             29,364

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                  $          18.33
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                 $          19.45
Class B Shares-Net asset value                                  $          17.73
Class C Shares-Net asset value                                  $          17.73
Class P Shares-Net asset value                                  $          18.37
Class Y Shares-Net asset value                                  $          18.59

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2004

INVESTMENT INCOME:
Dividends                                                       $      1,237,291
Interest                                                                  31,594
Securities lending-net                                                    68,225
Foreign withholding tax                                                   (5,283)
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                1,331,827
--------------------------------------------------------------------------------
EXPENSES:
Management fee                                                         2,981,990
12b-1 distribution plan-Class A                                          979,703
12b-1 distribution plan-Class B                                          501,897
12b-1 distribution plan-Class C                                          433,869
12b-1 distribution plan-Class P                                           17,462
Shareholder servicing                                                  1,206,812
Professional                                                              23,449
Reports to shareholders                                                   67,248
Fund administration                                                      137,873
Custody                                                                   15,161
Directors' fees                                                            6,030
Registration                                                              38,970
Other                                                                      6,534
--------------------------------------------------------------------------------
Gross expenses                                                         6,416,998
   Expense reductions                                                     (2,377)
--------------------------------------------------------------------------------
NET EXPENSES                                                           6,414,621
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (5,082,794)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                      40,583,519
Net change in unrealized depreciation on investments                 (21,642,981)
================================================================================
NET REALIZED AND UNREALIZED GAIN                                      18,940,538
================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     13,857,744
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX MONTHS
                                                                    ENDED MAY 31, 2004    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                     (UNAUDITED)     NOVEMBER 30, 2003
OPERATIONS:
Net investment loss                                                 $       (5,082,794)   $       (7,482,669)
Net realized gain on investments                                            40,583,519            15,583,052
Net change in unrealized appreciation/depreciation on investments          (21,642,981)           92,393,795
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             13,857,744           100,494,178
============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                          166,123,416           223,735,527
Cost of shares reacquired                                                  (63,516,068)          (86,690,765)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                               102,607,348           137,044,762
============================================================================================================
NET INCREASE IN NET ASSETS                                                 116,465,092           237,538,940
============================================================================================================
NET ASSETS:
Beginning of period                                                        611,278,795           373,739,855
------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $      727,743,887    $      611,278,795
============================================================================================================
DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME                                            $       (6,724,863)   $       (1,642,069)
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     17.88        $   14.42     $   17.47     $   19.17     $   18.89     $   12.58
                                      ===========        =========     =========     =========     =========     =========

Investment operations
  Net investment income (loss)(a)            (.12)            (.24)         (.23)         (.28)         (.25)          .04
  Net realized and
    unrealized gain (loss)                    .57             3.70         (2.82)        (1.42)          .73          6.27
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .45             3.46         (3.05)        (1.70)          .48          6.31
                                      -----------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from:
  Net investment income                         -                -             -             -          (.01)            -
  Net realized gain                             -                -             -             -          (.19)            -
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total distributions                         -                -             -             -          (.20)            -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     18.33        $   17.88     $   14.42     $   17.47     $   19.17     $   18.89
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              2.52%(d)        23.99%       (17.46)%       (8.87)%        2.55%        50.04%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                        .85%(d)         1.85%         1.80%         1.72%         1.49%          .41%
  Expenses, excluding waiver and
    expense reductions                        .85%(d)         1.85%         1.80%         1.72%         1.61%         1.64%
  Net investment income (loss)               (.66)%(d)       (1.53)%       (1.48)%       (1.48)%       (1.18)%         .25%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $   529,990        $ 430,991     $ 250,380     $ 213,580     $ 175,077     $  40,252

  Portfolio turnover rate                   38.91%           78.58%        97.63%       101.15%       112.57%       104.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     17.35        $   14.08     $   17.16     $   18.95     $   18.78     $   12.57
                                      ===========        =========     =========     =========     =========     =========

Investment operations
  Net investment loss(a)                     (.17)            (.32)         (.32)         (.39)         (.39)         (.06)
  Net realized and
    unrealized gain (loss)                    .55             3.59         (2.76)        (1.40)          .75          6.27
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .38             3.27         (3.08)        (1.79)          .36          6.21
                                      -----------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from
  Net realized gain                             -                -             -             -          (.19)            -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     17.73        $   17.35     $   14.08     $   17.16     $   18.95     $   18.78
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              2.19%(d)        23.22%       (17.95)%       (9.45)%        1.96%        49.32%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                       1.15%(d)         2.44%         2.43%         2.35%         2.11%         1.07%
  Expenses, excluding waiver and
    expense reductions                       1.15%(d)         2.44%         2.43%         2.35%         2.23%         2.30%
  Net investment loss                        (.96)%(d)       (2.12)%       (2.10)%       (2.11)%       (1.82)%        (.40)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $   101,092        $  94,561     $  66,623     $  69,738     $  65,510     $  10,954

  Portfolio turnover rate                   38.91%           78.58%        97.63%       101.15%       112.57%       104.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     17.34        $   14.08     $   17.15     $   18.94     $   18.76     $   12.59
                                      ===========        =========     =========     =========     =========     =========

Investment operations
  Net investment loss(a)                     (.17)            (.32)         (.32)         (.39)         (.38)         (.06)
  Net realized and
    unrealized gain (loss)                    .56             3.58         (2.75)        (1.40)          .75          6.23
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .39             3.26         (3.07)        (1.79)          .37          6.17
                                      -----------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from
  Net realized gain                             -                -             -             -          (.19)            -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     17.73        $   17.34     $   14.08     $   17.15     $   18.94     $   18.76
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              2.25%(d)        23.15%       (17.90)%       (9.45)%        1.96%        49.01%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                       1.15%(d)         2.44%         2.42%         2.37%         2.11%         1.07%
  Expenses, excluding waiver and
    expense reductions                       1.15%(d)         2.44%         2.42%         2.37%         2.23%         2.30%
  Net investment loss                        (.96)%(d)       (2.12)%       (2.09)%       (2.14)%       (1.81)%        (.40)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $    88,313        $  79,415     $  55,115     $  52,272     $  49,656     $   8,438

  Portfolio turnover rate                   38.91%           78.58%        97.63%       101.15%       112.57%       104.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED 11/30                8/15/2000(c)
                                                    5/31/2004         -------------------------------------         TO
                                                   (UNAUDITED)          2003          2002          2001         11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     17.92        $   14.47     $   17.53     $   19.23     $      21.48
                                                   ===========        =========     =========     =========     ============

Investment operations
  Net investment loss(a)                                  (.13)            (.25)         (.24)         (.28)            (.09)
  Net realized and unrealized gain (loss)                  .58             3.70         (2.82)        (1.42)           (2.16)
                                                   -----------        ---------     ---------     ---------     ------------
    Total from investment operations                       .45             3.45         (3.06)        (1.70)           (2.25)
                                                   -----------        ---------     ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                     $     18.37        $   17.92     $   14.47     $   17.53     $      19.23
                                                   ===========        =========     =========     =========     ============

Total Return(b)                                           2.51%(d)        23.84%       (17.46)%       (8.84)%         (10.47)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                   .87%(d)         1.89%         1.88%         1.80%             .45%(d)
  Expenses, excluding expense reductions                   .87%(d)         1.89%         1.88%         1.80%             .49%(d)
  Net investment loss                                     (.68)%(d)       (1.57)%       (1.55)%       (1.52)%           (.44)%(d)

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED 11/30                8/15/2000(c)
                                                    5/31/2004         -------------------------------------         TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)          2003          2002          2001         11/30/2000
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $     7,803        $   6,310     $   1,620     $     294     $         44

  Portfolio turnover rate                                38.91%           78.58%        97.63%       101.15%          112.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                               YEAR ENDED 11/30                      12/9/1998(c)
                                       5/31/2004          ----------------------------------------------------         TO
                                      (UNAUDITED)            2003           2002          2001          2000       11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     18.09         $   14.56      $   17.60     $   19.26     $   18.94     $      12.76
                                      ===========         =========      =========     =========     =========     ============

Investment operations
  Net investment income (loss)(a)            (.09)             (.20)          (.19)         (.23)         (.14)             .09
  Net realized and
    unrealized gain (loss)                    .59              3.73          (2.85)        (1.43)          .69             6.09
                                      -----------         ---------      ---------     ---------     ---------     ------------
    Total from investment
      operations                              .50              3.53          (3.04)        (1.66)          .55             6.18
                                      -----------         ---------      ---------     ---------     ---------     ------------

Distributions to shareholders from:
  Net investment income                         -                 -              -             -          (.04)               -
  Net realized gain                             -                 -              -             -          (.19)               -
    Total distributions                         -                 -              -             -          (.23)               -
                                      -----------         ---------      ---------     ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD        $     18.59         $   18.09      $   14.56     $   17.60     $   19.26     $      18.94
                                      ===========         =========      =========     =========     =========     ============

Total Return(b)                              2.76%(d)         24.24%        (17.27)%       (8.62)%        2.89%           48.43%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .65%(d)+         1.44%+         1.43%         1.35%         1.11%             .06%(d)
  Expenses, excluding expense
    reductions                                .65%(d)+         1.44%+         1.43%         1.35%         1.23%            1.27%(d)
  Net investment income (loss)               (.46)%(d)+       (1.12)%+       (1.10)%       (1.10)%        (.66)%            .62%(d)

                                      SIX MONTHS
                                         ENDED                               YEAR ENDED 11/30                      12/9/1998(c)
                                       5/31/2004          ----------------------------------------------------         TO
SUPPLEMENTAL DATA:                    (UNAUDITED)            2003           2002          2001          2000       11/30/1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $       546         $       2      $       2     $       2     $       2     $          3

  Portfolio turnover rate                   38.91%            78.58%         97.63%       101.15%       112.57%          104.87%

  + The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

ITEM 2:     CODE OF ETHICS.
            Not applicable

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4-8:   [RESERVED]

ITEM 9:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not Applicable.

ITEM 10:    CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of July 21, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:    EXHIBITS.

ITEM 11(a): NOT APPLICABLE.

ITEM 11(b):

      (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   Lord Abbett Research Fund, Inc.


                                   /s/Robert S. Dow
                                   ----------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                   /s/Joan A. Binstock
                                   -------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: July 21, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                   Lord Abbett Research Fund, Inc.

                                   /s/Robert S. Dow
                                   ----------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                   /s/Joan A. Binstock
                                   -------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: July 21, 2004